UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23382

Sprott Funds Trust
(Exact name of registrant as specified in charter)

320 Post Road, Suite 230

Darien, Connecticut 06820

(Address of principal executive offices) (Zip code)

200 Bay Street, Suite 2600

Toronto, Ontario, Canada M5J2J1
(Name and address of agent for service)

(203) 656-2401

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2023

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Semi-Annual Report

June 30, 2023

Sprott Gold Equity Fund Investor Class (Nasdaq: SGDLX)

Sprott Gold Equity Fund Institutional Class (Nasdaq: SGDIX)

1 | June 30, 2023

Sprott Gold Equity Fund

Shareholder LetterJune 30, 2023 (Unaudited)

Dear Fellow Shareholders,

We report to you on Sprott Gold Equity Fund’s (the “Fund”) semi-annual fiscal period ending June 30, 2023. For the six months, the Fund returned 0.48%. This compares to 0.28% for the PHLX Gold/Silver Sector Total Return Index (XXAU),1 the Fund’s prospectus benchmark, over the same period. The gold bullion price rose 5.23% in the first half of 2023, while gold mining equities were ignored as investors sought to reduce investment risk in a tumultuous first half for investment markets.

Precious Metals Markets Review: First Half of 2023

Gold prices began the year at $1,824 per ounce, with a price gain of ~$100 per ounce in January. That was because of the continued weakness in the U.S. dollar (USD) that began in late September 2022 as gold bottomed at last year’s low of $1,622. The January gain was given back during February as markets increasingly focused on rising interest rates. During March, those higher interest rates put cracks into the banking sector, accomplishing the “breaking something” the U.S. Federal Reserve (“Fed”) was trying to achieve.

Gold’s initial response to the Silicon Valley Bank and the Signature Bank failures was relatively muted until late March when the Credit Suisse/UBS merger forced markets to recalibrate the risks of higher interest rates on banking activity and the broader economic landscape. Gold prices held above $1,980 through April and into May and as the U.S. debt ceiling negotiations became more public. As gold prices reached a year-to-date high of $2,050 in early May, market concerns appeared to move beyond price stability to include credit risks and financial stability as the Fed and U.S. Treasury delivered confusing messages on the banking crisis. Gold prices then pulled back from the May peak as markets moved on from March’s bank failures and the debt ceiling was pushed forward. Now markets are looking for easier interest rates with a recessionary slowdown and an economy possibly restricted by fiscal constraints. An easing rate environment should be good for gold as markets also anticipate that not all inflationary forces will recede quickly.

By the end of June, gold prices finished on a defensive tone, closing at $1,919 and yet are up for the year-to-date 5.23% through June 30. Despite the USD weakness seen thus far this year, the broader markets’ projections of continued interest rate hikes by central banks was the primary impediment to gold’s performance. Despite this, gold’s average price in the first half of 2023 was $1,934, which compares very favorably to last year’s first-half average price of $1,876.

Precious Metals Equity Markets

During the first half of 2023, precious metals equities primarily followed the gold price, with a solid move up in January and a correction in February. The March gold price breakout saw investors a little reluctant to gain exposure to equities at first but as the Credit Suisse/UBS merger played out, gold stocks experienced a solid move upward along with the gold price. However, in the second quarter, gold equities gave back what they had gained in the first quarter of 2023. Capital appears reluctant to participate in gold mining stocks despite this year’s profit margin recovery with better gold prices on average.

Fund Positioning & Activity

As of June 30, 2023, physical gold bullion was the Fund’s largest position at 14.82% of net assets. The remainder of the Fund was invested across 45 different equity issuers. The Fund continues to emphasize mid-to-smaller-capitalization precious metal mining companies as we believe they offer better value creation opportunities and upside from the discovery, development and production of precious metals than larger-capitalization companies.

During the six months that ended June 30, 2023, the Fund’s top performers were the larger-capitalization names, which is not unusual when gold prices break out of a trading range. The strong performers included Gold Fields, which benefitted from a valuation re-rate after canceling its bid for Yamana Gold, which was acquired by Agnico Eagle and Pan American Silver, both owned by the Fund. Osisko Gold Royalties also contributed to Fund performance as the market re-rated the stock for its increasing focus on royalty and streaming opportunities and less on project development. Alamos Gold saw the benefit of its strategy to self-fund the development of its high-grade Canadian Island Gold mine. With its leverage to the gold price, Equinox Gold realized a better valuation with higher gold prices and the market’s reduced risk discount for its success in financing and building the Greenstone Mine in Canada. The Fund also benefitted from its 14.82% allocation to physical gold, given that gold gained 5.23% in the first half.

The primary detractors from the Fund’s six-month performance included i-80 Gold, MAG Silver, GoGold Resources and West African Resources. Financings at i-80 Gold and GoGold Resources, through the issuance of new stock, impeded their stock price performance. Delays to the start-up of MAG Silver’s mine hurt its results, while the market applied a discount to West African Resources for the company’s exposure to Burkina Faso. Sibanye-Stillwater underperformed as market fundamentals deteriorated for platinum group metals in the year’s first half.

1The PHLX Gold/Silver Sector Total Return Index (XXAU) is a capitalization-weighted index composed of companies involved in the gold or silver mining industry.

2 | June 30, 2023

Sprott Gold Equity Fund

Shareholder LetterJune 30, 2023 (Unaudited)

During the year’s first half, we increased the Fund’s exposure to i-80 Gold Corp., Bellevue Gold Ltd, Evolution Mining Ltd., Equinox Corp. and GoGold Resources, as the valuations were attractive. Given their less attractive valuations, we reduced the Fund’s weightings in SSR Mining, Victoria Gold, Alamos Gold, Gold Fields, MAG Silver and Sibanye-Stillwater.

TOP 10 POSITIONS[2] (% OF NET ASSETS)		ASSET ALLOCATION[2] (% OF NET ASSETS)
Gold Bullion	14.82
i-80 Gold Corp.	5.04
Osisko Mining Inc.	4.83
Agnico Eagle Mines Limited	4.70
Alamos Gold Inc.	4.61
Osisko Gold Royalties Ltd	4.23
Torex Gold Resources Inc.	3.69
Endeavour Mining Corporation	3.48
Equinox Gold Corp.	3.40
Gold Fields Limited	3.33
Top 10 Total	52.12

Holdings may vary, and this list is not a recommendation to buy or sell any security.

PORTFOLIO DETAILS AND DIAGNOSTICS		5-YEAR RISK MEASURES & STATISTICS
Total Number of Holdings	53	Volatility (Standard Deviation)	32.24
Weighted Median Market Cap	$1.4 Billion	Sharpe Ratio	0.08
Weighted Avg. Market Cap	$4.1 Billion	Alpha vs. PHLX Gold/Silver Sector Total Return Index (XXAU)	-0.33
Turnover Ratio	12.69%	Beta vs. PHLX Gold/Silver Sector Total Return Index (XXAU)	0.85

Source: FactSet.

2Net assets exclude cash equivalents, other assets & receivables.

3 | June 30, 2023

Sprott Gold Equity Fund

Shareholder LetterJune 30, 2023 (Unaudited)

Investment Outlook

Central bank buying, which tends to be less discriminating on price than is the case with retail investors, has been a major support for gold this year. On the other hand, retail investors have been liquidating gold as generalist equity mutual funds see renewed fund inflows. That momentum trend could continue until possibly another shock to the financial system. Where the shock comes from is anyone’s guess, but the inverted yield curve with increasing signs of an economic slowdown has already given the Fed cover to consider pausing and moderate its aggressive stance without calling it a pivot. The broader equity markets’ rapid and double-digit rise this year, especially with the “magnificent seven” (top-performing technology stocks) leading the way, suggests the Fed has already pivoted. More recent gold price action in July, with support above the year-to-date average of $1,934, seems to imply that eventually interest rates will ease with inflation. However, it also appears that markets are not convinced inflation won’t also be sticky in the services sector and among manufactured goods, especially as reshoring and the global energy transition continue to gain momentum. The tricky balance central banks must negotiate might explain the past year’s robust central bank gold purchases.

Markets continue to debate if interest rates will be lower by the end of 2023 or 2024. Either way, a lower interest rate environment and a likely weaker U.S. dollar should be positive for gold. The July 12 consumer price index indicated that inflation was at its lowest level in two years; markets also responded to the falling U.S. dollar (DXY), which is at its lowest level in more than a year. U.S. 10-year Treasury rates eased below 4%; while gold prices responded positively, trading firmly above the year-to-date average and re-enforcing the notion that lower rates may benefit gold. The June-July gold trading trends suggest gold remains defensive as is typical in the summer.

A sustained gold price above the psychological hurdle of $2,000 per ounce might break the spell of the “strong dollar” myth. We believe that gold will soon break out to new all-time highs in nominal terms simply to square with the fundamental forces that have been gathering since the previous peak of $1,920 per ounce a decade ago. Needless to say, should it do so, the death of the U.S. dollar as a safe asset would become manifest. While gold should benefit, we think the smaller, more overlooked precious metals mining stocks are set to benefit even more so.

With best wishes,

John C. Hathaway, CFA Senior Portfolio Manager	Douglas B. Groh Senior Portfolio Manager	Maria Smirnova, MBA, CFA Portfolio Manager & Chief Investment Officer	Shree Kargutkar, MBA, CFA Portfolio Manager

July 23, 2023

4 | June 30, 2023

Sprott Gold Equity Fund

Performance OverviewJune 30, 2023 (Unaudited)

Growth of $10,000 (as of June 30, 2023)

Comparison of Change in Value of $10,000 Investment in the Fund and the Performance of the Benchmark Indexes

Sprott Gold Equity Fund (Investor Class)
(Unaudited)

This chart assumes an initial gross investment of $10,000 made on June 30, 2013. On January 21, 2020, the Sprott Gold Equity Fund assumed the net asset value and performance history of the Tocqueville Gold Fund (the “Predecessor Fund”). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund imposes a 2.00% redemption fee on shares held 90 days or less. Investors may obtain performance data current to the most recent month-end by calling toll free at 1.888.622.1813 or visiting Sprott.com/investment-strategies/sprott-gold-equity-fund/.

In 2019 and 2020, the performance of the Sprott Gold Equity Fund (Investor Class) was achieved during a period of unusually favorable market conditions. Such performance may not be sustainable.

The PHLX Gold/Silver Sector Total Return Index (XXAU) is an unmanaged capitalization-weighted index which only includes companies in the gold and silver mining industry. Returns include the reinvestment of all dividends. This index does not incur fees and expenses. You cannot invest directly in an index.

The Standard and Poor’s 500 Total Return Index (S&P 500) is a capitalization-weighted index composed of 500 large companies listed on stock exchanges in the United States. Returns include the reinvestment of all dividends. You cannot invest directly in an index.

AVERAGE ANNUAL RATE OF RETURN
FOR PERIODS ENDED JUNE 30, 2023

	1 Year	3 Year	5 Year	10 Year
Sprott Gold Equity Fund (Investor Class)	6.65%	-6.07%	4.26%	1.84%
PHLX Gold/Silver Sector Total Return Index (XXAU)	10.35%	-0.68%	9.54%	4.12%
Standard & Poor’s 500 Total Return Index	19.59%	14.60%	12.31%	12.86%

5 | June 30, 2023

Sprott Gold Equity Fund

Performance OverviewJune 30, 2023 (Unaudited)

Growth of $1,000,000 (as of June 30, 2023)

Comparison of Change in Value of $1,000,000 Investment in the Fund and the Performance of the Benchmark Indexes

Sprott Gold Equity Fund (Institutional Class)
(Unaudited)

This chart assumes an initial gross investment of $1,000,000 made on April 8, 2019 (commencement of operations for Institutional Class). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund imposes a 2.00% redemption fee on shares held 90 days or less. Investors may obtain performance data current to the most recent month-end by calling toll free at 1.888.622.1813 or visiting Sprott.com/investment-strategies/sprott-gold-equity-fund/.

In 2019 and 2020, the performance of the Sprott Gold Equity Fund (Institutional Class) was achieved during a period of unusually favorable market conditions. Such performance may not be sustainable.

The PHLX Gold/Silver Sector Total Return Index (XXAU) is an unmanaged capitalization-weighted index which only includes companies in the gold and silver mining industry. Returns include the reinvestment of all dividends. This index does not incur fees and expenses. You cannot invest directly in an index.

The Standard and Poor’s 500 Total Return Index (S&P 500) is a capitalization-weighted index composed of 500 large companies listed on stock exchanges in the United States. Returns include the reinvestment of all dividends. You cannot invest directly in an index.

AVERAGE ANNUAL RATE OF RETURN
FOR PERIODS ENDED JUNE 30, 2023

	1 Year	3 Year	Since Inception (April 8, 2019)
Sprott Gold Equity Fund (Institutional Class)	6.98%	-5.80%	6.47%
PHLX Gold/Silver Sector Total Return Index (XXAU)	10.35%	-0.68%	12.46%
Standard & Poor’s 500 Total Return Index	19.59%	14.60%	12.59%

6 | June 30, 2023

Sprott Gold Equity Fund

Expense ExampleJune 30, 2023 (Unaudited)

As a shareholder of the Sprott Gold Equity Fund (the “Fund”), you incur two types of costs: transaction costs, including redemption fees and exchange fees, as applicable; and ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (Jan. 1, 2023 - June 30, 2023).

Actual Expenses: The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including redemption fees and exchange fees, as applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value Jan. 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period* Jan. 1, 2023 - June 30, 2023
Sprott Gold Equity Fund (Investor Class)
Actual	$1,000	$1,004.80	$7.21
Hypothetical (5% returns before expenses)	$1,000	$1,017.60	$7.25

*The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio (1.45%) multiplied by the average account value during the period, multiplied by the number of days (181) in the most recent six-month period and divided by the number of the days in the most recent twelve month period (365).

	Beginning Account Value Jan. 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period* Jan. 1, 2023 - June 30, 2023
Sprott Gold Equity Fund (Institutional Class)
Actual	$1,000	$1,006.40	$5.77
Hypothetical (5% returns before expenses)	$1,000	$1,019.04	$5.81

*The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio (1.16%) multiplied by the average account value during the period, multiplied by the number of days (181) in the most recent six-month period and divided by the number of the days in the most recent twelve month period (365).

7 | June 30, 2023

Sprott Gold Equity Fund

Schedule of InvestmentsAs of June 30, 2023 (Unaudited)

	Shares	Value
Common Stocks (80.45%)
Gold Related Securities (71.55%)
Australia (11.61%)
Bellevue Gold Ltd.(a)	24,235,905	$20,503,877
Evolution Mining Ltd.	9,573,421	20,535,063
Northern Star Resources Ltd.	3,259,120	26,226,498
Perseus Mining Ltd.	16,000,000	17,586,400
West African Resources Ltd.(a)	18,900,000	10,890,578
		95,742,416
Canada (50.10%)
Agnico Eagle Mines Ltd.	754,602	37,680,258
Alamos Gold, Inc. - Class A(b)	3,099,600	36,947,232
B2Gold Corp.(b)	600,000	2,142,000
Equinox Gold Corp.(a)	5,954,995	27,285,767
Falco Resources Ltd.(a)(c)	23,722,300	2,865,120
GoGold Resources, Inc.(a)(c)	8,900,000	10,211,738
I-80 Gold Corp.(a)(b)(c)	15,915,264	35,801,085
International Tower Hill Mines Ltd.(a)(c)	6,100,222	2,555,993
International Tower Hill Mines Ltd.(a)(c)(d)(e)	18,664,631	7,749,045
Jaguar Mining, Inc.(b)(c)	5,709,459	9,697,137
Lundin Gold, Inc.	1,000,000	11,964,522
New Gold, Inc.(a)	10,333,100	11,159,748
Novagold Resources, Inc.(a)(b)	2,030,800	8,102,892
OceanaGold Corp.	13,500,000	26,597,471
Osisko Development Corp.(a)	844,465	3,894,834
Osisko Gold Royalties Ltd.	2,204,467	33,880,316
Osisko Mining, Inc.(a)(c)	15,284,239	37,150,594
Osisko Mining, Inc.(a)(c)(d)(f) (Originally acquired 02/23/23, Cost $1,373,353)	600,000	1,458,388
Pan American Silver Corp.(b)	663,445	9,673,028
Seabridge Gold, Inc.(a)(b)	1,000,000	12,050,000
Silvercrest Metals, Inc.(a)(c)	4,056,600	23,762,382
SSR Mining, Inc.	625,300	8,869,135
Strategic Metals Ltd.(a)(c)	9,502,000	1,721,442
Torex Gold Resources, Inc.(a)	2,083,900	29,604,830
Trifecta Gold Ltd.(a)(f) (Originally acquired 08/10/10, Cost $0)	2,188,199	61,942
Victoria Gold Corp.(a)	764,600	4,455,718
Wesdome Gold Mines Ltd.(a)	3,065,200	15,965,186
		413,307,803
South Africa (5.03%)
AngloGold Ashanti Ltd. - ADR(g)	701,500	14,794,635
Gold Fields Ltd. - ADR(b)(g)	1,931,000	26,705,730
		41,500,365
United Kingdom (3.38%)
Endeavour Mining PLC	1,162,999	27,873,348

	Shares	Value
United States (1.43%)
Contango ORE, Inc.(a)(c)	363,200	$9,254,336
Contango ORE, Inc.(a)(c)	100,000	2,548,000
Electrum Ltd.(a)(f) (Originally acquired 12/21/07, Cost $13,065,361)	2,127,287	—
		11,802,336
Total Gold Related Securities		590,226,268

Other Precious Metals Related Securities (7.99%)
Canada (6.63%)
MAG Silver Corp.(a)(b)	842,835	9,389,182
MAG Silver Corp.(a)(d)	1,432,665	15,951,545
Nickel Creek Platinum Corp.(a)	2,942,594	55,531
Triple Flag Precious Metals Corp.	260,843	3,594,417
Triple Flag Precious Metals Corp.(d)	1,566,543	21,557,334
Vizsla Silver Corp.(a)(c)	3,437,500	4,177,675
		54,725,684
South Africa (0.38%)
Sibanye Stillwater Ltd. - ADR(b)(g)	495,000	3,088,800

United States (0.98%)
Gatos Silver, Inc.(a)(b)	1,789,548	6,764,491
Sunshine Silver Mining and Refining(a)(f) (Originally acquired 03/15/11, Cost $4,525,333)	243,691	1,330,553
		8,095,044
Total Other Precious Metals Related Securities		65,909,528

Other Securities (0.91%)
United States (0.91%)
Gold Bullion International LLC(a)(c)(f) (Originally acquired 05/12/10, Cost $5,000,000)	5,000,000	6,900,000
I-Pulse, Inc.(a)(f) (Originally acquired 10/09/07, Cost $126,097)	74,532	596,256
Total Other Securities		7,496,256
Total Common Stocks (Cost $734,741,697)		663,632,052

8 | June 30, 2023

Sprott Gold Equity Fund

Schedule of InvestmentsAs of June 30, 2023 (Unaudited)

	Shares	Value
Private Fund (1.65%)
Gold Related Security (1.65%)
Tocqueville Bullion Reserve LP - Class G(a)(c)	7,619	$13,568,124
Total Private Fund (Cost $13,795,735)		13,568,124

Gold Bullion (14.40%)	Ounces
United States (14.40%)
Gold Bullion(a)	61,894	118,796,326
Total Gold Bullion (Cost $25,102,280)		118,796,326

Convertible Bond (0.55%)	Principal Amount
Gold Related Security (0.55%)
I-80 Gold Corp.
8.000%, 02/22/27(a)(c)(f) (Originally acquired 02/22/23, Cost $4,629,768)	4,629,768	4,571,169
Total Convertible Bond (Cost $4,629,768)		4,571,169

Warrants (0.13%)
Gold Related Securities (0.10%)	Shares
Canada (0.02%)
Falco Resources Ltd.
Expiration: 07/31/2025, Exercise Price: CAD $0.55(a)(c)(d)(e)(f) (Originally acquired 09/07/21, Cost $0)	3,750,000	3,680
Osisko Development Corp.
Expiration: 12/01/2023, Exercise Price: CAD $30.00(a)(d)(f) (Originally acquired 10/28/20, Cost $0)	222,233	8,807
Osisko Development Corp.
Expiration: 03/02/2027, Exercise Price: CAD $7.60(a)(d)(f) (Originally acquired 02/28/22, Cost $0)	499,999	85,865
Osisko Mining, Inc.
Expiration: 08/28/2024, Exercise Price: CAD $4.00(a)(c)(d)(f) (Originally acquired 02/23/23, Cost $0)	300,000	82,544
		180,896
United States (0.08%)
Contango ORE, Inc.
Expiration: 05/09/2026, Exercise Price: USD $30.00(a)(c)(f) (Originally acquired 05/02/23, Cost $0)	100,000	639,200
Total Gold Related Securities		820,096
Other Precious Metals Related Securities (0.03%)
Canada (0.03%)
Nickel Creek Platinum Corp.
Expiration: 07/01/2024, Exercise Price: CAD $0.08(a)(d)(e)(f) (Originally acquired 07/01/19, Cost $0)	1,658,293	125

	Shares	Value
Vizsla Silver Corp.
Expiration: 11/15/2024, Exercise Price: CAD $2.00(a)(c)(d)(f) (Originally acquired 11/09/22, Cost $0)	1,718,750	$275,701
Total Other Precious Metals Related Securities		275,826
Total Warrants (Cost $0)		1,095,922

Short-Term Investments (7.20%)
Money Market Fund (2.86%)
Invesco Treasury Portfolio
Institutional Class, 5.032%(h)	23,618,860	23,618,860

Investments Purchased with Proceeds from Securities Lending (4.34%)
Mount Vernon Liquid Assets, 5.22%	35,808,983	35,808,983
Total Short-Term Investments (Cost $59,427,843)		59,427,843

Total Investments (Cost $837,697,323) - (104.38%)		861,091,436
Liabilities in Excess of Other Assets ((4.38)%)		(36,154,907)
Total Net Assets (100.0%)		$824,936,529

(a)Non-income producing security.

(b)This security or a partial position of this security is on loan as of June 30, 2023. The total market value of securities on loan as of June 30, 2023 was $35,368,535. The loaned securities were secured with cash collateral of $35,808,983. Shares of the Mount Vernon Liquid Assets Portfolio LLC were purchased with proceeds from cash collateral received from securities on loan. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)Affiliated company. See Note 9.

(d)Denotes a security that is traded on a foreign exchange when a company is listed more than once.

(e)Denotes a security that is either fully or partially restricted to resale. The value of restricted securities as of June 30, 2023 was $7,752,850 which represented 0.94% of net assets.

(f)Security is fair valued using procedures administered by the Fund’s Valuation Designee which includes significant unobservable inputs and is deemed a Level 2 or 3 security. See Note 2. The aggregate value of fair valued securities as of June 30, 2023 was $16,014,230, which represented 1.94% of net assets.

(g)Security is an American Depositary Receipt (ADR).

(h)Variable rate security. Rate listed is the 7-day effective yield as of June 30, 2023.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

9 | June 30, 2023

Sprott Gold Equity Fund

Schedule of InvestmentsAs of June 30, 2023 (Unaudited)

Percent of Total Investments

Allocation of Portfolio Holdings

As of June 30, 2023

Gold Related Common Stocks 68.54%
Gold Bullion 13.80%
Other Precious Metals Related Warrants 0.03%
Gold Related Warrants 0.10%
Convertible Bond 0.53%
Other Common Stocks 0.87%
Private Fund 1.58%
Short-Term Investments 6.90%
Other Precious Metals Related Common Stocks 7.65%

10 | June 30, 2023

Sprott Gold Equity Fund

Statement of Assets and LiabilitiesJune 30, 2023 (Unaudited)

See Notes to Financial Statements.

Sprott Gold Equity Fund
ASSETS:
Investments, at value
Unaffiliated issuers	$686,098,083
Affiliated issuers	174,993,353
Foreign currency, at value	47,161
Receivable for investments sold	10,455
Receivable for Fund shares sold	873,712
Securities lending income receivable	21,035
Dividends, interest and other receivables	465,421
Other assets	96,683
Total Assets	862,605,903
LIABILITIES:
Payable for Fund shares redeemed	662,106
Payable to Adviser (see Note 5)	633,532
Payable for collateral upon return of securities loaned (see Note 13)	35,808,983
Payable to Administrator	96,665
Accrued distribution fee	225,520
Accrued expenses and other liabilities	242,568
Total Liabilities	37,669,374
NET ASSETS	$824,936,529

NET ASSETS CONSIST OF:
Paid-in capital	$1,069,763,702
Total distributable earnings	(244,827,173)
NET ASSETS	$824,936,529

UNAFFILIATED INVESTMENTS, AT COST	$597,698,275
AFFILIATED INVESTMENTS, AT COST	$239,999,048
FOREIGN CURRENCY, AT COST	$47,434

INVESTOR CLASS
Net assets	$566,277,786
Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	13,448,018
Net asset value, offering and redemption price per share	$42.11

INSTITUTIONAL CLASS
Net assets	$258,658,743
Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	6,093,858
Net asset value, offering and redemption price per share	$42.45

11 | June 30, 2023

See Notes to Financial Statements.

Sprott Gold Equity Fund

Statement of OperationsFor the Period Ended June 30, 2023 (Unaudited)

Sprott Gold Equity Fund
INVESTMENT INCOME:
Dividends(a)
Unaffiliated issuers	$3,284,682
Affiliated issuers	238,960
Interest
Unaffiliated issuers	425,077
Affiliated issuers	132,720
Income from securities lending, net of fees (See Note 13)	255,505
Total investment income	4,336,944

EXPENSES:
Investment Adviser’s fee (See Note 5)	3,912,494
Distribution (12b-1) fees - Investor Class Only (See Note 5)	771,564
Administration fees (See Note 5)	610,398
Transfer agent and shareholder services fees - Investor Class	199,446
Custody Fees	84,553
Fund accounting fees	83,547
Legal fees	58,913
Other expenses	52,294
Trustee fees and expenses	46,192
Printing and mailing expense	43,830
Blue Sky fees	40,475
Miscellaneous expense	34,756
Transfer agent and shareholder services fees - Institutional Class	31,341
Audit fees	24,797
Insurance expense	8,722
Registration fees	1,495
Net expenses	6,004,817
NET INVESTMENT INCOME/(LOSS)	(1,667,873)

NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) from:
Investments
Unaffiliated Issuers	2,820,790
Affiliated Issuers	(36,283,728)
Foreign currency transactions	(17,621)
(33,480,559)
Net change in unrealized appreciation/(depreciation) on:
Investments
Unaffiliated Issuers	3,886,673
Affiliated Issuers	15,683,492
Foreign currency translation	20,109,760
39,679,925
Net unrealized and realized GAIN/(LOSS) on investments and foreign currency	6,199,366
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,531,493

(a)Net of foreign taxes withheld of $410,302.

12 | June 30, 2023

Sprott Gold Equity Fund

Statements of Changes in Net AssetsJune 30, 2023

See Notes to Financial Statements.

	Sprott Gold Equity Fund
	For the Period Ended June 30, 2023	Year Ended December 31, 2022
	(Unaudited)
OPERATIONS:
Net investment income/(loss)	$(1,667,873)	$(3,318,467)
Net realized gain/(loss) on sale of investments and foreign currency	(33,480,559)	10,460,183
Net change in unrealized appreciation/(depreciation)	39,679,925	(151,508,972)
Net increase/(decrease) in net assets resulting from operations	4,531,493	(144,367,256)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions to shareholders - Investor Class	—	(711,488)
Net dividends and distributions to shareholders - Institutional Class	—	(1,230,015)
Total dividends and distributions	—	(1,941,503)

FUND SHARE TRANSACTIONS:
Shares sold - Investor Class	38,244,076	81,244,442
Shares sold - Institutional Class	39,423,342	91,761,509
Shares issued as reinvestment of distributions - Investor Class	—	685,703
Shares issued as reinvestment of distributions - Institutional Class	—	1,147,087
Shares redeemed - Investor Class(a)	(75,053,032)	(129,776,534)
Shares redeemed - Institutional Class(b)	(19,919,159)	(80,939,115)
Net increase/(decrease)	(17,304,773)	(35,876,908)
Net increase/(decrease) in net assets	(12,773,280)	(182,185,667)

NET ASSETS:
Beginning of period	837,709,809	1,019,895,476
End of period	$824,936,529	$837,709,809

(a)Net of Redemption Fees of $17,241 and $114,387, respectively.

(b)Net of Redemption Fees of $11,203 and $12,902, respectively.

Sprott Gold Equity Fund (Investor Class)

Financial Highlights

13 | June 30, 2023

See Notes to Financial Statements.

	Sprott Gold Equity Fund
For a Share Outstanding Throughout the Periods Presented	For the Period Ended June 30, 2023		Year Ended December 31,		Year Ended December 31,		For the Period November 1, 2020 to December 31,		Years Ended October 31,
	(Unaudited)		2022		2021		2020(a)		2020		2019		2018
NET ASSET VALUE, BEGINNING OF PERIOD	$41.91		$48.34		$54.81		$53.75		$38.74		$29.01		$35.64

OPERATIONS:
Net investment income/(loss)	(0.10	)(b)	(0.20	)(b)	(0.09	)(b)	(0.05	)(b)	(0.42	)(b)	(0.43	)(c)	(0.38	)(c)
Net realized and unrealized gain/(loss)	0.30		(6.18)		(6.38)		1.11		15.43		10.16		(6.25)
Total from investment operations*	0.20		(6.38)		(6.47)		1.06		15.01		9.73		(6.63)

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income	—		(0.05)		—		—		—		—		—
Distributions from net realized gain	—		—		—		—		—		—		—
Total distributions	—		(0.05)		—		—		—		—		—

Change in net asset value for the period	0.20		(6.43)		(6.47)		1.06		15.01		9.73		(6.63)
Net asset value, end of period	$42.11		$41.91		$48.34		$54.81		$53.75		$38.74		$29.01
*Includes redemption fees per share of	0.00(d)		0.01		0.01		0.00(d)		0.01		0.02		0.00(d)
TOTAL RETURN	0.48%(f)		(13.21)%		(11.80)%(e)		2.04%(f)		38.71%		33.54%		(18.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$566,278		$598,641		$748,684		$964,071		$965,963		$998,076		$859,394

Ratio to average net assets:
Expense	1.45%(g)		1.44%		1.40%		1.37%(g)		1.39%		1.47%		1.42%
Net investment income/(loss)	(0.47)%(g)		(0.45)%		(0.18)%		(0.57)%(g)		(0.93)%		(0.94)%		(0.88)%
Portfolio turnover rate	6%(f)		24%		15%		1%(f)		34%		12%		9%

(a)With the approval of the Board effective October 31, 2020, the Fund’s fiscal year end was changed from October 31 to December 31.

(b)Net investment income/(loss) per share is calculated using the average shares outstanding method.

(c)Net investment income/(loss) per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences.

(d)Represents less than $0.01.

(e)Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(f)Not annualized.

(g)Annualized.

Sprott Gold Equity Fund (Institutional Class)

Financial Highlights

14 | June 30, 2023

See Notes to Financial Statements.

	Sprott Gold Equity Fund
For a Share Outstanding Throughout the Periods Presented	For the Period Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021	For the Period November 1 2020 to December 31, 2020(a)		Year Ended October 31, 2020		April 8, 2019(b) through October 31, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$42.18		$48.71		$55.08	$53.98		$38.81		$32.73

OPERATIONS:
Net investment income/(loss)	(0.04	)(c)	(0.06	)(c)	0.06 (c)	(0.03	)(c)	(0.30	)(c)	(0.10	)(d)
Net realized and unrealized gain/(loss)	0.31		(6.25)		(6.43)	1.13		15.47		6.18
Total from investment operations*	0.27		(6.31)		(6.37)	1.10		15.17		6.08

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income	—		(0.22)		—	—		—		—
Distributions from net realized gain	—		—		—	—		—		—
Total distributions	—		(0.22)		—	—		—		—

Change in net asset value for the period	0.27		(6.53)		(6.37)	1.10		15.17		6.08
Net asset value, end of period	$42.45		$42.18		$48.71	$55.08		$53.98		$38.81
*Includes redemption fees per share of	0.00(e)		0.00(e)		0.00(e)	0.00(e)		0.02		—
TOTAL RETURN	0.64%(g)		(12.97)%		(11.57)%(f)	1.97%(g)		39.05%		18.58%(g)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)	$258,659		$239,068		$271,212	$262,378		$248,686		$39,732

Ratio to average net assets:
Expense	1.16%(h)		1.15%		1.11%	1.09%(h)		1.11%		1.28%(h)
Net investment income/(loss)	(0.18)%(h)		(0.15)%		0.13%	(0.29)%(h)		(0.63)%		(0.93)%(h)
Portfolio turnover rate	6%(g)		24%		15%	1%(g)		34%		12%(g)

(a)With the approval of the Board effective October 31, 2020, the Fund’s fiscal year end was changed from October 31 to December 31.

(b)Institutional Class shares commenced operation on April 8, 2019.

(c)Net investment income (loss) per share is calculated using the average shares outstanding method.

(d)Net investment income (loss) per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences.

(e)Represents less than $0.01.

(f)Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(g)Not annualized.

(h)Annualized.

15 | June 30, 2023

Sprott Gold Equity Fund

Notes to Financial Statements (Unaudited)June 30, 2023

1. ORGANIZATION

The Sprott Funds Trust (the “Trust”) was organized as a Delaware statutory trust on January 3, 2018. As of June 30, 2023, the Trust consisted of nine separate portfolios that each represent a separate series of the Trust. This report pertains to the Sprott Gold Equity Fund (the “Fund”). The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers two classes of shares, Investor Class and Institutional Class. The two classes represent interests in the same portfolio of investments and have the same rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 and Accounting Standards Update 2013-08.

A. Portfolio Valuation and Methodologies

The Fund’s net asset value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market. If no current day price quotation is available, the previous business day’s closing sale price is used. Investments in open-end mutual funds such as money market funds are valued at the closing NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of a Fund’s investment, or in the event that it is determined that valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued in accordance with the Adviser’s policies and procedures as reflecting fair value (“Fair Value Policies and Procedures”). U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Adviser of the Fund as the valuation designee for the Fund. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Fair Value Policies and Procedures as reflecting fair value. The Adviser has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments.

The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

B. Fair Value Hierarchy

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

16 | June 30, 2023

Sprott Gold Equity Fund

Notes to Financial Statements (Unaudited)June 30, 2023

When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security. When using the mean between the latest bid and ask price, the security will be classified as Level 2. Gold bullion is valued using the latest available price on the valuation day and is classified as Level 1.

Investment in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the Valuation Committee pursuant to the Fair Value Policies and Procedures. These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.

Investments classified within Level 3 have significant unobservable inputs used by the Adviser in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

For securities traded principally on foreign exchanges, the Fund may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of the Fund’s NAV, which the Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE. Fair value pricing may also be used to value restricted securities held by the Fund or securities with little or no trading activity for extended periods of time. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the inputs used to value the Fund’s investments at June 30, 2023.

Sprott Gold Equity Fund(a)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$588,705,938	$1,520,330	$—	$590,226,268
Other Precious Metals Related	64,578,975	—	1,330,553	65,909,528
Other	—	—	7,496,256	7,496,256
Total Common Stocks	653,284,913	1,520,330	8,826,809	663,632,052
Private Fund(b)(c)	—	—	—	13,568,124
Gold Bullion	118,796,326	—	—	118,796,326
Convertible Bond	—	—	4,571,169	4,571,169
Warrants	—	1,095,922	—	1,095,922
Short-Term Investments	59,427,843	—	—	59,427,843
Total Assets	$831,509,082	$2,616,252	$13,397,978	$861,091,436

(a)For a detailed sector breakdown, please see the accompanying Schedules of Investments.

17 | June 30, 2023

Sprott Gold Equity Fund

Notes to Financial Statements (Unaudited)June 30, 2023

(b)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the Schedule of Investments.

(c)As of June 30, 2023, the Fund invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions. This private fund investment can only be disposed of with notice given 24 hours in advance of redemption. Due to the elapsed time, this investment of the Fund is not subject to any redemption fees going forward.

Below is a reconciliation that details the activity of securities in Level 3:

Sprott Gold Equity Fund
Balance as of December 31, 2022	$8,826,805
Purchases	4,629,768
Sales	—
Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	(58,595)
Transfer into Level 3	—
Transfer out of Level 3	—
Balance as of June 30, 2023	$13,397,978

As of June 30, 2023 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was ($58,595).

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of June 30, 2023. The Adviser monitors fair valued positions for factors that could lead to a change in valuation of the securities, such as new financing, corporate actions, recent non-arm’s length transactions and interest rates.

Type	Industry	Fair Value at 6/30/2023	Valuation Techniques	Unobservable Inputs	Range	Impact to Valuation from an Increase (Decrease to Input)
Common stocks	Gold Related(a)	$—	Professional analysis of latest company valuation or financing, with appropriate discount applied (if required)	Financing prices	$—	Significant changes in market conditions could result in direct and proportional changes in the fair value of the security.
Common stocks	Other Precious Metals Related(a)	$1,330,553	Professional analysis of latest company valuation or financing, with appropriate discount applied (if required)	Financing prices	$5.46	Significant changes in market conditions could result in direct and proportional changes in the fair value of the security.
Common stocks	Other(a)	$7,496,256	Professional analysis of latest company valuation or financing, with appropriate discount applied (if required)	Financing prices	$1.38 - $8.00	Significant changes in market conditions could result in direct and proportional changes in the fair value of the security.
Convertible Bond	Gold Related	$4,571,169	Discounted Cash Flow Method	Discount Rate	13.54%	Lower (Higher)
			Black-Scholes Model	Volatility	40%	Higher (Lower)

(a)The significant unobservable inputs used in the fair value measurement of the Fund’s holdings in common stocks of non-public companies include the most recent round of financing of the portfolio company, which approximates the company’s value in the market place.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded with a specific identification cost method. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

18 | June 30, 2023

Sprott Gold Equity Fund

Notes to Financial Statements (Unaudited)June 30, 2023

D. Dividends and Distributions to Shareholders

Dividends from net investment income for the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

3. RISKS

A. Restricted and Illiquid Securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time consuming negotiations and expense, and a prompt sale at the current valuation may be difficult.

B. Gold and Precious Metals Mining Industry Risk

The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and precious metals mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

C. Foreign Investment Risk

The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Emerging market countries may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging market countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day.

D. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Gold and Other Precious Metals Risk

Gold is subject to the special risks associated with investing in gold and other precious metals, including: (1) the price of gold or other precious metals may be subject to wide fluctuation; (2) the market for gold or other precious metals is relatively limited; (3) the sources of gold or other precious metals are concentrated in countries that have the potential for instability; and (4) the market for gold and other precious metals is unregulated.

F. Indemnification

In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

G. Securities Lending Risk

The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of securities loans were to increase, the borrower did not increase the collateral accordingly, and the borrower fails to return the securities.

19 | June 30, 2023

Sprott Gold Equity Fund

Notes to Financial Statements (Unaudited)June 30, 2023

4. TAXES

A. Federal Tax and Tax Basis Information

The distribution of $1,941,503 paid during the year ended December 31, 2022 was classified as ordinary income for tax purposes.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended December 31, 2022, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences:

	Distributable Earnings	Paid in Capital
Sprott Gold Equity Fund	$2,201,903	$(2,201,903)

The permanent differences primarily relate to net operating losses.

As of December 31, 2022, the components of accumulated losses for income tax purposes were as follows:

Tax cost of Investments		$929,052,745
Unrealized appreciation		213,459,543
Unrealized depreciation		(245,290,016)
Net unrealized appreciation (depreciation)		(31,830,473)
Undistributed operating income		—
Undistributed long-term gains		—
Distributable earnings		—
Other accumulated gain (loss)		(217,528,193)
Total accumulated gain (loss)		$(249,358,666)

For the fiscal period ended December 31, 2022 the Sprott Gold Equity Fund had late year losses of $101,072.

At December 31, 2022 the Fund had tax basis capital losses which may be carried forward to offset future capital gains as shown below:

	Capital Losses Expiring Indefinite Short-Term	Capital Losses Expiring Indefinite Long-Term
Sprott Gold Equity Fund	$(39,144,542)	$(178,282,456)

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of their unused respective capital loss carryforwards.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Sprott Asset Management L.P. (the “Adviser”) served as the Fund’s investment adviser through the date of this report pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). See SUBSEQUENT EVENTS. Pursuant to the Advisory Agreement, the Adviser received fees from the Fund, calculated daily and payable monthly, at an annual fee rate of 1.00% on the first $500 million of the average daily net assets of the Fund, 0.75% of the average daily net assets in excess of $500 million but not exceeding $1 billion, and 0.65% of the average daily net assets in excess of $1 billion.

The Adviser, on behalf of the Fund, has entered into a Sub-Advisory Agreement with Sprott Asset Management USA Inc. (the “Sub-Adviser”), an affiliate of the Adviser. The Sub-Adviser did not receive a separate sub-advisory fee under the Sub-Advisory agreement during the period covered by this report.

Pursuant to an Administrative Services Agreement, the Fund pays the Adviser a fee computed daily and paid monthly at an annual rate of 0.15% on the first $400 million of the average daily net assets of the Fund; 0.13% on the next $600 million of the average daily net assets of the Fund; and 0.12% on all the average daily net assets of the Fund over $1 billion.

20 | June 30, 2023

Sprott Gold Equity Fund

Notes to Financial Statements (Unaudited)June 30, 2023

The Adviser has entered into a sub-administration agreement with U.S. Bank Global Fund Services (the “Sub-Administrator”), under which the Adviser pays the Sub-Administrator a fee based on the assets of the Fund. The fee payable to the Sub-Administrator by the Adviser is calculated daily and payable monthly, at an annual rate of: (i) 0.05% on the first $400 million of the average daily net assets; (ii) 0.03% on the next $600 million of the average daily net assets; and (iii) 0.02% of the average daily net assets in excess of $1 billion, subject to a minimum annual fee for the Fund of $60,000. For the period ended June 30, 2023, the Adviser has made payments of $180,213 to the Sub-Administrator for services provided under a sub-administration agreement for the Fund.

Sprott Global Resource Investments Ltd. (the “Distributor”), an affiliate of the Adviser, acts as distributor for shares of the Fund. The Investor Class adopted a distribution and services plan pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the plan, the Investor Class pays to the Distributor distribution and service fees of 0.25% per annum of its average daily net assets.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Fund was as follows:

Sprott Gold Equity Fund (Investor Class)	For the Period Ended June 30, 2023	For the Year Ended December 31, 2022
Shares sold	856,757	1,763,260
Shares reinvested from distributions	—	16,688
Shares redeemed	(1,694,394)	(2,981,498)
Net increase (decrease)	(837,637)	(1,201,550)

Sprott Gold Equity Fund (Institutional Class)	For the Period Ended June 30, 2023	For the Year Ended December 31, 2022
Shares sold	871,884	2,072,549
Shares reinvested from distributions	—	27,741
Shares redeemed	(445,894)	(1,999,978)
Net increase (decrease)	425,990	100,312

7. FUND SHARE TRANSACTIONS

The Fund currently offers two classes of shares of beneficial interest. A redemption fee of 2.00% is imposed on redemptions of shares held 90 days or less for the Fund. This fee is retained by the Fund and is credited to paid in capital. For a more detailed description of when the redemption fee does not apply, please see the Fund’s Prospectus.

8. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term instruments) for the period ended June 30, 2023 are summarized below.

Sprott Gold Equity Fund
Purchases	$ 53,147,791
Sales	$ 88,641,658

21 | June 30, 2023

Sprott Gold Equity Fund

Notes to Financial Statements (Unaudited)June 30, 2023

9. Transactions with Affiliates*

The following issuers are Portfolio affiliates of the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from January 1, 2023 through June 30, 2023. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

Issuer Name	January 1, 2023		Additions		Reductions		June 30, 2023	Interest Income	Dividend Income	Realized Gain/(Loss)	Change in Gross Unrealized Appreciation/ (Depreciation)	June 30, 2023
	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance					Value	Cost
Sprott Gold Equity Fund
Baru Gold Corp.(a)	13,290,993	$22,795,998	—	$—	(13,290,993)	$(22,795,998)	—	$—	$—	$(22,510,050)	$22,648,757	$—	$—
Contango ORE, Inc.	100,000	2,000,000	100,000	2,200,000	(100,000)	(2,000,000)	100,000	—	—	—	86,500	2,548,000	2,200,000
Contango ORE, Inc.	263,200	5,000,800	100,000	2,000,000	—	—	363,200	—	—	—	1,302,068	9,254,336	7,000,800
Contango ORE, Inc. Warrant	—	—	100,000	—	—	—	100,000	—	—	—	639,200	639,200	—
Falco Resources Ltd.	23,722,300	14,359,879	—	—	—	—	23,722,300	—	—	—	1,025,503	2,865,120	14,359,879
Falco Resources Ltd. Warrant	3,750,000	—	—	—	—	—	3,750,000	—	—	—	2,572	3,680	—
GoGold Resources, Inc.	—	—	8,900,000	14,942,357	—	—	8,900,000	—	—	3,344	(4,730,619)	10,211,738	14,942,357
Gold Bullion International LLC	5,000,000	5,000,000	—	—	—	—	5,000,000	—	238,960	—	—	6,900,000	5,000,000
I-80 Gold Corp.	15,915,264	30,654,002	—	—	—	—	15,915,264	—	—	—	(8,630,007)	35,801,085	30,654,002
I-80 Gold Corp.	—	—	4,629,768	4,629,768	—	—	4,629,768	132,720	—	—	(58,599)	4,571,169	4,629,768
International Tower Hill Mines Ltd.	6,750,222	22,383,358	—	—	(650,000)	(817,067)	6,100,222	—	—	(473,180)	502,866	2,555,993	21,566,291
International Tower Hill Mines Ltd.	18,664,631	35,619,856	—	—	—	—	18,664,631	—	—	—	(246,144)	7,749,045	35,619,856
International Tower Hill Mines Ltd.	864,529	4,582,090	—	—	(864,529)	(4,582,090)	—	—	—	(4,091,594)	4,211,760	—	—
Jaguar Mining, Inc.	5,736,559	3,638,862	—	—	(27,100)	(17,190)	5,709,459	—	—	42,868	(1,724,896)	9,697,137	3,621,672
Mag Silver Corp.(a)	—	—	1,432,665	15,000,003	—	—	1,432,665	—	—	—	951,542	15,951,545	15,000,003
Mag Silver Corp.(a)	1,742,835	21,407,874	—	—	(900,000)	(10,212,142)	842,835	—	—	1,285,073	(7,639,187)	9,389,182	11,195,732
Mag Silver Corp.(a)	1,432,665	15,000,003	—	—	(1,432,665)	(15,000,003)	—	—	—	—	(7,378,775)	—	—
Nickel Creek Platinum Corp.(a)	14,037,494	2,596,104	—	—	(11,094,900)	(2,280,375)	2,942,594	—	—	(2,024,300)	1,765,697	55,531	315,729
Nickel Creek Platinum Corp. Warrant(a)	1,658,293	—	—	—	—	—	1,658,293	—	—	—	(5,999)	125	—
Osisko Mining, Inc.	—	—	600,000	1,373,353	—	—	600,000	—	—	3,187	85,036	1,458,388	1,373,353
Osisko Mining, Inc.	15,384,239	45,113,236	—	—	(100,000)	(1,172,616)	15,284,239	—	—	(948,436)	(1,444,025)	37,150,594	43,940,620
Osisko Mining, Inc. Warrant	—	—	300,000	—	—	—	300,000	—	—	—	82,544	82,544	—
Silvercrest Metals, Inc.	4,056,600	23,986,557	—	—	—	—	4,056,600	—	—	—	(505,313)	23,762,382	23,986,557
Strategic Metals Ltd.	9,886,500	14,175,946	—	—	(384,500)	(551,323)	9,502,000	—	—	(476,715)	374,323	1,721,442	13,624,623
Tocqueville Bullion Reserve LP - Class G(b)	7,619	13,795,735	—	—	—	—	7,619	—	—	—	622,309	13,568,124	13,795,735
Victoria Gold Corp.(a)	1,964,600	22,790,644	—	—	(1,200,000)	(14,465,398)	764,600	—	—	(7,093,925)	8,546,752	4,455,718	8,325,246
Vizsla Silver Corp.	3,437,500	3,683,535	—	—	—	—	3,437,500	—	—	—	242,575	4,177,675	3,683,535
Vizsla Silver Corp. Warrant	1,718,750	—	—	—	—	—	1,718,750	—	—	—	(27,557)	275,701	—
		$308,584,479		$40,145,481		$(73,894,202)		$132,720	$238,960	$(36,283,728)	$10,698,883	$204,845,454	$274,835,758
*	All affiliates listed are neither majority-owned subsidiaries or other controlled companies.
(a)	Security is no longer an affiliated company at June 30, 2023.
(b)	Tocqueville Bullion Reserve (“TBR”) is a Delaware Limited Partnership created for the purpose of owning physical gold. John Hathaway is an independent Director of the TBR Cayman entities and is a TBR limited partner.

10. LINE OF CREDIT

The Fund has a $20,000,000 line of credit (the “Line”), which is uncommitted, with U.S. Bank N.A. The Line is for temporary emergency or extraordinary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Line is secured by the Fund’s assets. The Line has a one-year term. The interest rate as of June 30, 2023 was 7.75%. During the period ended June 30, 2023, the Fund did not borrow on the line of credit. As of June 30, 2023 the Fund did not have any Line balances outstanding.

11. PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.888.622.1813 and on the SEC’s website (http://www.sec.gov). The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. Once filed, the information is available without charge, upon request, by calling 1.888.622.1813 and on the SEC’s website (http://www.sec.gov).

22 | June 30, 2023

Sprott Gold Equity Fund

Notes to Financial Statements (Unaudited)June 30, 2023

12. AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Once filed, the Fund’s Part F on Form N-PORT is available without charge on the SEC’s website (http://www.sec.gov) and is available upon request by calling 1.888.622.1813. You may also obtain copies of Form N-PORT, Part F by sending your request electronically to publicinfo@sec.gov. Quarterly portfolio holdings are also available on the website for Sprott Gold Equity Fund, https://sprott.com/investment-strategies/sprott-gold-equity-fund/.

13. SECURITIES LENDING

The Fund may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short term securities. The Fund may return a portion of the interest earned to a third party that is unaffiliated with the Fund and acting as a “placing broker.” When the Fund engages in securities lending, the Fund will retain a portion of the securities lending income and remit the remaining portion to the securities lending agent as compensation for its services. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. The securities lending agent bears all operational costs directly related to securities lending. The Fund also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Fund’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting the loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. U.S. Bank N.A., the custodian, acts as the securities lending agent for the Fund. The value of the securities on loan and the cash collateral at June 30, 2023 are shown on the Statement of Assets and Liabilities. Shares of the Mount Vernon Liquid Assets Portfolio LLC were purchased with proceeds from cash collateral received from securities on loan. The following table is a summary of the Fund’s securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2023:

Fund	Value of Securities on Loan	Value of Cash Collateral Received
Sprott Gold Equity Fund	$35,368,535	$35,808,983

Securities loaned are not subject to any master netting agreements.

14. SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events that occurred between June 30, 2023 and the date the financial statements were issued.

Effective July 1, 2023, Sprott Asset Management USA Inc. replaced Sprott Asset Management LP as investment adviser to the Fund. Both companies are subsidiaries of Sprott Inc.

23 | June 30, 2023

Sprott Gold Equity Fund

Trustees & OfficersJune 30, 2023 (Unaudited)

Independent Trustees

Name, Address(a) and Year of Birth	Position(s) Held with the Trust	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held By Trustee During the Past Five Years
Leslie Barrett, 1965	Trustee	Since April, 2022	Senior Software Engineer at Bloomberg LP specializing in Natural Language Processing and Machine Learning since 2012.	10	None

Michael W. Clark, 1959	Trustee	Since September, 2018	Private Investor since 2023; Partner, Hourglass Vineyards since 2004; President, Chief Operating Officer, Chief Risk Officer, Head of Executive Committee, and member of Board of Directors of Chilton Investment Company from 2005 to December 2022.	10	None

Peyton T. Muldoon, 1969	Trustee	Since September, 2018	Licensed salesperson, Sotheby’s International Realty, a global real estate brokerage firm (since 2011).	10	None

James R. Pierce, Jr., 1956	Trustee	Since September, 2018	Retired Since December 2022; Former Chairman of Marsh JLT Specialty Insurance Services, from September 2014 to December 2022.	10	None

(a)The address for each Trustee is 200 Bay Street, Suite 2600, Toronto, Ontario, Canada M5J 2J1.

(b)Each Trustee serves until resignation, death, retirement or removal.

24 | June 30, 2023

Sprott Gold Equity Fund

Trustees & OfficersJune 30, 2023 (Unaudited)

Interested Trustee and Officers

Name, Address(a) and Year of Birth	Position(s) Held with the Trust	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held By Trustee During the Past Five Years
John Ciampaglia, 1970	Trustee	Since September, 2018	Senior Managing Partner of Sprott Inc. and Chief Executive Officer of Sprott Asset Management, Inc. (Since 2010).	9	None

Thomas W. Ulrich, 1963	President(c), Secretary, Chief Compliance Officer	Since September, 2018

Managing Partner, Sprott Inc. group of companies since January 2018, Chief Compliance Officer of Sprott Asset Management USA Inc. (since October, 2012); Chief Compliance Officer of Sprott Global Resource Investments Ltd. (Oct 2012 to Dec 2022).

				N/A	N/A

Varinder Bhathal, 1971	Treasurer and Chief Financial Officer	Since September, 2018

Chief Financial Officer of Sprott Asset Management LP (since Dec 2018); Managing Partner, Corporate Finance and Investment Operations of Sprott Inc. (since Oct 2017); Vice President, Finance of Sprott Inc. (Dec 2015 to Oct 2017).

				N/A	N/A

(a)The address for each Trustee and Officer is 200 Bay Street, Suite 2600, Toronto, Ontario, Canada M5J 2J1.

(b)Each Trustee serves until resignation, death, retirement or removal.

(c)Effective June 9, 2023, Mr. Ulrich replaced John Ciampaglia as President of the Trust.

The Statement of Additional information includes additional information about the Fund’s Trustees and is available free of charge upon request by calling the Fund toll free at 1-888-622-1813.

25 | June 30, 2023

Sprott Gold Equity Fund

Board Approval of Investment Advisory Agreements and Sub-Advisory Agreements (Unaudited)

The Board of Trustees (the “Board”) of Sprott Funds Trust (the “Trust”) on behalf of its series the Sprott Gold Equity Fund (the “Fund”) met in person at a regularly scheduled meeting on June 9, 2023, in Watch Hill, Rhode Island, for purposes of, among other things, considering whether it would be in the best interests of the Fund and its shareholders for the Board to renew the Amended and Restated Investment Advisory Agreement by and between the Fund and Sprott Asset Management USA, Inc. (“SAM USA” or the “Adviser”) (the “Advisory Agreement”).

In connection with the Board’s review of the Agreement, the Trustees who are not “interested persons” of the Fund or Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Independent Trustees”) requested, and the Adviser provided the Board with, information about a variety of matters, including, without limitation, the following information:

•Nature, extent and quality of services to be provided by the Adviser, including background information on the qualifications and experience of key professional of the Adviser personnel that provide services to the Fund;

•Investment performance of the Fund, including comparative performance information for registered investment companies similar to the Fund;

•Fees charged to and expenses of the Fund, including comparative fee and expense information for registered investment companies similar to the Fund;

•Costs of the services provided, and profits realized by the Adviser; and

•Economies of scale.

At the June 9, 2023 meeting, the Board, including the Independent Trustees determined that the approval of the Agreement was in the best interests of the Fund in light of the services, personnel, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment and approved them.

To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the fiduciary duty of investment advisers with respect to advisory agreements and the receipt of investment advisory compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of each of the Agreements, the Independent Trustees received materials in advance of the Board meeting from the Adviser. The Board applied its business judgment to determine whether the arrangements by and between the Fund and SAM USA are reasonable business arrangements from the Fund’s perspective as well as from the perspective of its shareholders.

Nature, Extent and Quality of Services Provided

Sprott Asset Management USA, Inc.

The Board reviewed materials provided by the Adviser related to the proposed approval of the Advisory Agreement. The Board noted that the Adviser manages approximately $2.0 billion in assets of December 31, 2023, and provides investment management services on a discretionary basis to its clients, which include individuals and institutions with separately managed accounts. The Board further noted that the Adviser and the predecessor investment adviser of the Fund were each wholly-owned subsidiaries of Sprott, Inc. and both entities shared personnel and resources as they were part of the same organization. The Board reviewed the credentials of the key investment personnel that would be responsible for servicing the Fund, noting that each had considerable experience in the asset management industry. The Board also noted the fact that the change from one adviser to an affiliated adviser would not affect the back office, outsourced vendors, or management of the Funds, or the oversight of the Sub-Adviser. The Board expressed satisfaction with the experience and credentials of the personnel at the Adviser who will be servicing the Fund The Board discussed the services that would be provided to the Fund which included portfolio management, research, compliance, and analysis and administrative. Additionally, the Board received satisfactory responses from the representatives of the Adviser with respect to whether the Adviser was involved in any lawsuits or pending regulatory actions. The Board reviewed the best-execution practices of the Adviser and discussed the various factors considered by the Adviser when selecting brokers. The Board concluded that based on the responses in this questionnaire and their experience with the Adviser, they could expect the Adviser to provide high quality service to the Funds and its shareholders.

26 | June 30, 2023

Sprott Gold Equity Fund

Board Approval of Investment Advisory Agreements and Sub-Advisory Agreements (Unaudited)

Investment Performance

The Board observed that the Fund outperformed peer group and Morningstar category for the 1-year and since inception periods. The Board further noted that the Fund underperformed the peer group, Morningstar category and benchmark index for the 3-year and 5-year periods. The Board consider the Adviser’s explanations noting the Adviser reduced its gold position taking profits from the sale of gold as prices improved. The Board further noted the Fund’s allocation to gold bullion helps offset the volatility of the Fund’s positions in gold and silver equities. After further discussion, the Board concluded that the Adviser had the potential to continue providing reasonable returns for the Fund.

Fees and Expenses

The Board noted that the Adviser earned a 0.88% fee for managing the Fund and the Fund had a net expense ratio of 1.44% for the Investor Class shares of the Fund and 1.15% for the Institutional Class shares of the Fund. The Board further noted that the Broadridge Report provided as an exhibit to the 15c misstated the advisory fee. The Board considered that the management fee was above the peer group and Morningstar category averages and medians The Board noted that the Fund’s expense ratio was above both the peer group average and media, in line with the Morningstar category median and below the Morningstar average.

The Board agreed that the fee structure for the affiliated Advisers, including the advisory fees charged and expense ratio of the Fund, was not unreasonable.

Profitability

The Board reviewed the profitability analysis provided by the Adviser and noted that the adviser realized a profit in managing the Fund. The Board acknowledged the effort required to maintain and manage the Fund’s complex investment program and determined the adviser’s profitability was not excessive.

Economies of Scale

The Board considered that the advisory fee already contained breakpoints based on the average daily net assets of the Fund as follows: the Adviser receives 1.00% on the first $500 million of the average daily net assets of the Fund, 0.75% of the average daily net assets in excess of $500 million but not exceeding $1 billion and 0.65% of the average daily net assets in excess of $1 billion. The Board reviewed the breakpoints in place and agreed that they appeared to account for economies of scale.

Conclusion

Having requested and received such information from the adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Board concluded that approval of the agreement was in the best interests of the shareholders of the Fund.

Investment Adviser and Administrator

Sprott Asset Management USA, Inc.
320 Post Road, Suite 230
Darien, CT 06820
(203) 656-2400
www.sprott.com

Distributor

Sprott Global Resource Investments Ltd.
1910 Palomar Point Way, Suite 200
Carlsbad, CA 92008

Shareholders’ Servicing and Transfer Agent

U.S. Bank Global Fund Services, LLC
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel

Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

This material must be preceded or accompanied by the Prospectus.

Semi-Annual Report

June 30, 2023

Sprott Gold Miners ETF (NYSE Arca: SGDM)

Sprott Junior Gold Miners ETF (NYSE Arca: SGDJ)

Sprott Energy Transition Materials ETF (Nasdaq: SETM)

Sprott Lithium Miners ETF (Nasdaq: LITP)

Sprott Uranium Miners ETF (NYSE Arca: URNM)

Sprott Junior Uranium Miners ETF (Nasdaq: URNJ)

Sprott Junior Copper Miners ETF (Nasdaq: COPJ)

Sprott Nickel Miners ETF (Nasdaq: NIKL)

Table of Contents

Performance Overview

Sprott Gold ETFs

Performance Overview	June 30, 2023 (Unaudited)

Dear Shareholders,

This letter reviews the performance of both the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF for the six-month period ended June 30, 2023.

The Sprott Gold Miners ETF (the “Gold Fund”, NYSE Arca: SGDM) seeks investment results that correspond (before fees and expenses) to the performance of its underlying index, the Solactive Gold Miners Custom Factors Total Return Index (ticker symbol: SOLGMCFT, the “Underlying Gold Index”). The Sprott Junior Gold Miners ETF (the “Junior Fund”, NYSE Arca: SGDJ) seeks investment results that correspond (before fees and expenses) to the performance of its underlying index, the Solactive Junior Gold Miners Custom Factors Total Return Index (ticker symbol: SOLJGMFT, the “Junior Underlying Index”).

Performance Overview

For the six months ended June 30, 2023, the Gold Fund generated a total return of 4.78%, generally in line with the performance of senior gold mining equities, as measured by the Underlying Gold Index, which gained 5.29%. The Junior Fund generated a total return of -3.47% for the period, generally in line with the performance of junior gold mining equities, as measured by the Junior Underlying Index, which declined 2.90%.

Gold Markets Overview

Gold bullion began 2023 at $1,824 per ounce, surging ~$100 in January due to a weakening U.S. dollar that started in late September 2022. Despite losing these gains in February amid rising interest rates, the gold price remained above $1,980 through most of April and May. The banking sector crisis involving Silicon Valley Bank, Signature Bank and the Credit Suisse/UBS merger caused markets to reassess the risk of high interest rates, affecting the economic landscape and gold prices in the first quarter.

Gold reached a year-to-date high of $2,050/oz in May but receded to $1,919 by June 30, given the improved market sentiment post-March’s bank failures and postponed U.S. debt ceiling crisis. Markets now foresee easing interest rates amidst potential recession and fiscal restrictions, which could be beneficial for gold considering residual inflationary pressures.

Despite ending June on a defensive note at $1,919, the gold bullion price gained $95.33, or 5.23%, year-to-date as of June 30. Gold bullion’s strength occurred against the headwinds of surging equity markets which ended the first half up 16.89%, as measured by the S&P 500 Index. Most of this exuberance was confined to a very narrow roster of technology stocks as investors embraced AI (artificial intelligence) in a “fear of missing out” (FOMO) stampede.

Among precious metals equity markets, gold mining stocks largely followed gold trends, rising in January and dipping in February. While gold’s March breakout initially saw hesitant equity investors, the Credit Suisse/UBS merger led to a solid rise in gold mining stocks. However, Q2 erased some of Q1’s gains, indicating weakening investor sentiment toward gold mining stocks despite increased profit margins from better gold prices. Weak sentiment has caused gold mining stocks to underperform gold bullion and remain undervalued relative to broader equities.

1 | June 30, 2023

Sprott Gold ETFs

Performance Overview	June 30, 2023 (Unaudited)

Sprott Gold Miners ETF (SGDM)

For the six-month period ending June 30, 2023, the largest positive contributors to the Gold Miners performance were Dundee Precious Metals Inc., Torex Gold Resources Inc. and Gold Fields Ltd. The largest performance detractors were Newmont Corp., Novagold Resources Inc. and Agnico Eagle Mines Ltd.

Performance^ (as of June 30, 2023)

		Average Annual Total Returns
	6 Months	1 Year	5 Year	Since Inception^^
Sprott Gold Miners ETF - Net Asset Value (“NAV”)[1]	4.78%	7.96%	6.87%	1.08%
Sprott Gold Miners ETF - Market Price[2]	4.44%	7.84%	6.84%	1.07%
Solactive Gold Miners Custom Factors Total Return Index[3]	5.29%	8.93%	7.93%	1.96%
S&P 500® Total Return Index	16.89%	19.59%	12.31%	11.56%

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any, and include the effect of the Gold Fund’s recurring expenses. The table does not reflect the deduction of taxes that a shareholder would pay on Gold Fund distributions or the redemption of Gold Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.sprottetfs.com or call 888.622.1813.

^	The Sprott Gold Miners ETF was reorganized on or about July 19, 2019 (“Reorganization Date”) from Sprott Gold Miners ETF (“Gold Predecessor Fund”), then a series of ALPS ETF Trust, into a series of Sprott Funds Trust. The Gold Fund is a continuation of the Gold Predecessor Fund and, therefore, the performance information presents the performance of the Gold Predecessor Fund prior to the Reorganization Date. Returns less than one year are not annualized.

^^	The Gold Predecessor Fund’s Commencement date was July 15, 2014.

[1]	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the Financial Highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

[2]	Market Price means the official closing price of a security or the last reported sale price. In the event there were no sales during the day or closing prices are not available, the price that is the midpoint of the bid-ask spread as of that time will be used. It does not represent the returns an investor would receive if shares were traded at other times.

[3]	From the Gold Fund’s inception to July 19, 2019, the Gold Fund’s objective was to track the Sprott Zacks Gold Miners Total Return Index (“predecessor index”) and since that date the Gold Fund has been seeking to track the Solactive Gold Miners Custom Factors Total Return Index. The index performance presented reflects the performance of the predecessor index through July 19, 2019 and thereafter reflects the performance of the Solactive Gold Miners Custom Factors Total Return Index.

Solactive Gold Miners Custom Factors Total Return Index was created by Solactive AG to provide a means of generally tracking the performance of gold companies whose common stocks or American Depository Receipts (“ADRs”) are traded on the Toronto Stock Exchange, the New York Stock Exchange and Nasdaq.

S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

ALPS Distributors, Inc., a FINRA member, is the distributor for the Sprott Gold Miners ETF.

ALPS Distributors, Inc. is not affiliated with Sprott, Solactive AG nor Zacks Index Services, a division of Zacks Investment Management.

2 | June 30, 2023

Sprott Gold ETFs

Performance Overview	June 30, 2023 (Unaudited)

Sprott Gold Miners ETF (SGDM)

Top 10 Holdings^ (as of June 30, 2023)

Barrick Gold Corp.	11.28%
Franco-Nevada Corp.	10.48%
Agnico Eagle Mines, Ltd.	9.70%
Newmont Corp.	8.19%
Endeavour Mining PLC	3.99%
Torex Gold Resources, Inc.	3.67%
Eldorado Gold Corp.	3.64%
Osisko Gold Royalties, Ltd.	3.63%
Lundin Gold, Inc.	3.59%
Alamos Gold, Inc.	3.56%
Total % of Top 10 Holdings	61.73%

Country Allocation^ (as of June 30, 2023)

Canada	70.86%
United States	14.10%
South Africa	7.51%
Great Britain	3.99%
Australia	3.54%
Total	100.00%

^	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Future holdings are subject to change.

3 | June 30, 2023

Sprott Gold ETFs

Performance Overview	June 30, 2023 (Unaudited)

Sprott Junior Gold Miners ETF (SGDJ)

For the six-month period ending June 30, 2023, the largest contributors to the Junior Fund’s performance were Sabina Gold & Silver Corp., Equinox Gold Corp. and Torex Gold Resources Inc. The largest performance detractors were Novagold Resources Inc., Perseus Mining Ltd. and West African Resources Ltd.

Performance^ (as of June 30, 2023)

		Average Annual Total Returns
	6 Months	1 Year	5 Year	Since Inception^^
Sprott Junior Gold Miners ETF - Net Asset Value (“NAV”)[1]	-3.47%	1.01%	0.61%	2.97%
Sprott Junior Gold Miners ETF - Market Price[2]	-3.01%	2.17%	0.75%	3.04%
Solactive Junior Gold Miners Custom Factors Total Return Index[3]	-2.90%	0.46%	1.32%	3.77%
S&P 500® Total Return Index	16.89%	19.59%	12.31%	11.69%

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any, and include the effect of the Junior Fund’s recurring expenses. The table does not reflect the deduction of taxes that a shareholder would pay on Junior Fund distributions or the redemption of Junior Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.sprottetfs.com or call 888.622.1813.

^	The Sprott Junior Gold Miners ETF was reorganized on or about July 19, 2019 (“Reorganization Date”) from Sprott Junior Gold Miners ETF (“Junior Predecessor Fund”), then a series of ALPS ETF Trust, into a series of Sprott Funds Trust. The Junior Fund is a continuation of the Junior Predecessor Fund and, therefore, the performance information presents the performance of the Junior Predecessor Fund prior to the Reorganization Date. Returns less than one year are not annualized.

^^	The Junior Predecessor Fund’s Commencement date was March 31, 2015.

[1]	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the Financial Highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

[2]	Market Price means the official closing price of a security or the last reported sale price. In the event there were no sales during the day or closing prices are not available, the price that is the midpoint of the bid-ask spread as of that time will be used. It does not represent the returns an investor would receive if shares were traded at other times.

[3]	From the Junior Fund’s inception to July 19, 2019, the Junior Fund’s objective was to track the Sprott Zacks Junior Gold Miners Total Return Index (“predecessor index”) and since that date the Junior Fund has been seeking to track the Solactive Junior Gold Miners Custom Factors Total Return Index. The index performance presented reflects the performance of the predecessor index through July 19, 2019 and thereafter reflects the performance of the Solactive Junior Gold Miners Custom Factors Total Return Index.

Solactive Junior Gold Miners Custom Factors Total Return Index was created by Solactive AG to provide a means of generally tracking the performance of “junior” gold companies whose common stock or American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) are traded on a regulated stock exchange in the form of shares tradeable for foreign investors without any restrictions. Junior companies include early stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce gold. Most of these companies are in the development and exploration phase and are on the lookout for land with a higher chance for uncovering large mineral deposits.

S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

ALPS Distributors, Inc., a FINRA member, is the distributor for the Sprott Junior Gold Miners ETF.

ALPS Distributors, Inc. is not affiliated with Sprott, Solactive AG nor Zacks Index Services, a division of Zacks Investment Management.

4 | June 30, 2023

Sprott Gold ETFs

Performance Overview	June 30, 2023 (Unaudited)

Sprott Junior Gold Miners ETF (SGDJ)

Top 10 Holdings^ (as of June 30, 2023)

De Grey Mining, Ltd.	5.25%
OceanaGold Corp.	5.12%
Orla Mining, Ltd.	5.03%
Perseus Mining, Ltd.	5.02%
Centamin PLC	5.01%
Torex Gold Resources, Inc.	4.89%
Novagold Resources, Inc.	4.51%
Bellevue Gold, Ltd.	4.49%
K92 Mining, Inc.	4.48%
Emerald Resources NL	4.34%
Total % of Top 10 Holdings	48.14%

Country Allocation^ (as of June 30, 2023)

Australia	52.63%
Canada	37.85%
Jersey	5.01%
Great Britain	3.03%
United States	0.77%
Indonesia	0.37%
Peru	0.34%
Total	100.00%

^	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Future holdings are subject to change.

5 | June 30, 2023

Sprott Energy Transition ETFs

Performance Overview	June 30, 2023 (Unaudited)

Dear Shareholders,

We are pleased to present the first semi-annual report for our suite of Sprott Energy Transition ETFs, covering six funds. In the first quarter of 2023, we launched Sprott Energy Transition Materials ETF (Nasdaq: SETM), Sprott Lithium Miners ETF (Nasdaq: LITP), Sprott Junior Uranium Miners ETF (Nasdaq: URNJ), Sprott Junior Copper Miners ETF (Nasdaq: COPJ) and Sprott Nickel Miners ETF (Nasdaq: NIKL). These funds joined Sprott Uranium Miners ETF (NYSE Arca: URNM) to establish the suite. Depending on the inception date, this letter briefly covers each Fund’s performance for the year-to-date period ending June 30, 2023.

Following a very positive January, the first half of 2023 was challenging for many critical minerals and related mining companies. Over the long term, we see positive fundamentals for the sector as the global energy transition gathers momentum. In our view, several macroeconomic and geopolitical factors are providing a positive backdrop for energy transition-related investments, including the points that follow:

Governmental Industrial Policy

Nations worldwide support net zero carbon emission goals with legislation strongly supporting the adoption of electric vehicles (EVs). In the U.S., the Inflation Reduction Act of 2022 provides tax incentives for consumers and battery manufacturers while rewarding automakers for building EVs equipped with U.S.-made batteries, which will help reduce U.S. dependence on China. Similarly, the European Commission launched the European Critical Raw Minerals Act in March 2023, which incentivizes manufacturers to maintain secure and sustainable access to critical minerals.

Onshoring the Critical Mineral Supply Chain

Nations and industries are onshoring sustainable, secure supplies of critical minerals to achieve energy independence and national security in what some view as a critical minerals “arms race.” Similarly, EV batteries have emerged as the “new oil” in a reference harkening back to U.S. vulnerability to the oil embargos of the 1970s. Resilient supply chains for critical minerals and EV components are global goals for individual countries, and governments and auto manufacturers are investing in critical minerals to secure sustainable supplies.

The Dawn of a Manufacturing Supercycle

With the acceleration of EV adoption and massive investment in the energy transition, a manufacturing supercycle is emerging. In the U.S., substantial subsidies for high-tech EV plants and legislation to establish a domestic supply chain for batteries and critical materials are driving massive new investment in heavy industry, which is expected to impact the economic landscape in the coming years significantly. The influx of capital into large-scale projects for manufacturing batteries, solar cells, semiconductors and more implies sustained demand for workers and raw materials.

China’s Commodities Dominance is Likely Ending

China has been crucial in determining the shape of metals markets for the past two decades, however, its two-decades-long commodities dominance is likely ending. Since abandoning its Zero-COVID policy in November 2022, China’s economic recovery has been sluggish, negatively impacting metals pricing and demand in the first half. However, we believe China will likely be replaced by the U.S. and the European Union (EU) as the primary drivers of future metals demand.

6 | June 30, 2023

Sprott Energy Transition ETFs

Performance Overview	June 30, 2023 (Unaudited)

Sprott Energy Transition Materials ETF (Nasdaq: SETM)

For the period from SETM’s inception on February 1, 2023, to June 30, 2023, SETM generated a total return of -13.62%. These results are generally in line with the performance of the miners of critical minerals, as measured by the Nasdaq Sprott Energy Transition Materials™ Index (NSETM™), which declined 12.90%.

Challenges for the period included rising interest rates and macroeconomic headwinds that have impacted many capital-intensive sectors. These factors contributed to a mini-selloff across most commodities and commodity-related equities toward the end of May. By June 30, markets began to reflect a more optimistic outlook, given the likelihood of the fading probability (or delay) of a U.S. recession and the possibility that China will deliver more stimulus to help boost its faltering economy.

During the period, the largest contributors to the SETM’s performance were Cameco Corp., Allkem Limited and Liontown Resources Ltd., while the largest detractors were Lynas Rare Earths Ltd., MP Materials Corp. and Albemarle Corp.

Performance^ (as of June 30, 2023)

	Average Annual Total Returns
	1 Month	3 Months	Since Inception^^
Sprott Energy Transition Materials ETF - Net Asset Value (“NAV”)[1]	9.46%	2.02%	-13.62%
Sprott Energy Transition Materials ETF - Market Price[2]	9.21%	2.18%	-13.23%
Nasdaq Sprott Energy Transition Materials Index[3]	9.78%	2.19%	-12.90%

^	Returns less than one year are not annualized.

^^	Inception Date: 2/1/2023.

[1]	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the Financial Highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

[2]	Market Price means the official closing price of a security or the last reported sale price. In the event there were no sales during the day or closing prices are not available, the price that is the midpoint of the bid-ask spread as of that time will be used. It does not represent the returns an investor would receive if shares were traded at other times.

[3]	The Nasdaq Sprott Energy Transition Materials™ Index (NSETM™) was co-developed by Nasdaq® (the “Index Provider”) and Sprott Asset Management LP (the “Adviser”). The Index Provider and Adviser co-developed the methodology for determining the securities to be included in the Index and the Index Provider is responsible for the ongoing maintenance of the Index. The Adviser will provide certain services in connection with the Index including contributing inputs in connection with the eligibility and process to determine the initial selection and ongoing composition of the Index constituents.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any, and include the effect of the Sprott Energy Transition Materials ETF’s recurring expenses. The table does not reflect the deduction of taxes that a shareholder would pay on Fund’s distributions or the redemption of the Sprott Energy Transition Materials ETF shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.sprottetfs.com or call 888.622.1813.

The Nasdaq Sprott Energy Transition Materials Index is designed to track the performance of a selection of global securities in the energy transition materials industry. These Materials are critical for the energy transition from fossil fuels to cleaner energy sources and technologies, and include uranium, copper, lithium, nickel, cobalt, graphite, manganese, rare earths and silver.

The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

ALPS Distributors, Inc., a FINRA member, is the distributor for the Sprott Energy Transition Materials ETF.

ALPS Distributors, Inc. is not affiliated with Sprott, nor the Index Provider.

7 | June 30, 2023

Sprott Energy Transition ETFs

Performance Overview	June 30, 2023 (Unaudited)

Sprott Energy Transition Materials ETF (Nasdaq: SETM)

Top 10 Holdings^ (as of June 30, 2023)

Freeport-McMoRan, Inc.	5.04%
Albemarle Corp.	5.01%
Pilbara Minerals, Ltd.	4.92%
Cameco Corp.	4.88%
First Quantum Minerals, Ltd.	4.79%
MP Materials Corp.	4.78%
NAC Kazatomprom JSC	4.54%
Lynas Rare Earths, Ltd.	4.07%
Sociedad Quimica y Minera de Chile SA	4.02%
Paladin Energy, Ltd.	3.57%
Total % of Top 10 Holdings	45.62%

^	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Future holdings are subject to change.

Country Allocation^ (as of June 30, 2023)

Canada	32.60%
Australia	21.75%
United States	20.37%
Chile	6.70%
Kazakhstan	4.54%
Malaysia	4.07%
China	2.19%
Sweden	1.90%
Indonesia	1.29%
France	1.25%
Poland	1.16%
Brazil	0.58%
Philippines	0.55%
Peru	0.52%
Hong Kong	0.07%
Great Britain	0.30%
Cyprus	0.16%
Total	100.00%

8 | June 30, 2023

Sprott Energy Transition ETFs

Performance Overview	June 30, 2023 (Unaudited)

Sprott Lithium Miners ETF (Nasdaq: LITP)

For the period from LITP’s inception on February 1, 2023, to June 30, 2023, LITP generated a total return of -7.62%. These results are generally in line with the performance of lithium miners, as measured by the Nasdaq Sprott Lithium Miners™ Index (NSLITP™), which declined 7.16%.

At the start of the year, lithium’s spot price precipitously declined from its all-time high, but as demand for lithium grew and the global competition for secure sources increased, lithium quickly rebounded. Lithium miners were negatively affected by investor uncertainty, fueled by Chile’s plans to nationalize its lithium projects. On a positive note, lithium miners benefitted from mergers and acquisitions, increasing offtake agreements (which allow buyers to purchase lithium at a specific market price) and equity investment by automakers.

During the period, the largest contributors to the LITP’s performance were Liontown Resources Ltd., Allkem Limited and Sigma Lithium Corp. while the largest detractors were Albemarle Corp., Sociedad Quimica y Minera de Chile SA and Ganfeng Lithium Group Co. Ltd.

Performance^ (as of June 30, 2023)

	1 Month	3 Months	Since Inception^^
Sprott Lithium Miners ETF - Net Asset Value (“NAV”)[1]	7.98%	10.34%	-7.62%
Sprott Lithium Miners ETF - Market Price[2]	9.16%	10.76%	-6.83%
Nasdaq Sprott Lithium Miners Index[3]	8.25%	10.11%	-7.16%

^	Returns less than one year are not annualized.

^^	Inception Date: 2/1/2023.

[1]	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the Financial Highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

[2]	Market Price means the official closing price of a security or the last reported sale price. In the event there were no sales during the day or closing prices are not available, the price that is the midpoint of the bid-ask spread as of that time will be used. It does not represent the returns an investor would receive if shares were traded at other times.

[3]	The Nasdaq Sprott Lithium Miners™ Index (NSLITP™) was co-developed by Nasdaq® (the “Index Provider”) and Sprott Asset Management LP (the “Adviser”). The Index Provider and Adviser co-developed the methodology for determining the securities to be included in the Index and the Index Provider is responsible for the ongoing maintenance of the Index. The Adviser will provide certain services in connection with the Index including contributing inputs in connection with the eligibility and process to determine the initial selection and ongoing composition of the Index constituents.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any, and include the effect of the Sprott Lithium Miners ETF’s recurring expenses. The table does not reflect the deduction of taxes that a shareholder would pay on Fund’s distributions or the redemption of the Sprott Lithium Miners ETF shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.sprottetfs.com or call 888.622.1813.

The Nasdaq Sprott Lithium Miners Index is designed to track the performance of a selection of global securities in the lithium industry. Lithium is a raw material that is essential to the transition to a less carbon-intensive economy. This index includes major lithium producers, developers, and explorers.

The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

ALPS Distributors, Inc., a FINRA member, is the distributor for the Sprott Lithium Miners ETF.

ALPS Distributors, Inc. is not affiliated with Sprott, nor the Index Provider.

9 | June 30, 2023

Sprott Energy Transition ETFs

Performance Overview	June 30, 2023 (Unaudited)

Sprott Lithium Miners ETF (Nasdaq: LITP)

Top 10 Holdings^ (as of June 30, 2023)

Albemarle Corp.	10.41%
Pilbara Minerals, Ltd.	10.31%
Sociedad Quimica y Minera de Chile SA	10.22%
IGO, Ltd.	9.91%
Livent Corp.	8.28%
Sigma Lithium Corp.	4.72%
Liontown Resources, Ltd.	4.65%
Mineral Resources, Ltd.	4.57%
Ganfeng Lithium Group Co., Ltd.	4.49%
Lithium Americas Corp.	4.41%
Total % of Top 10 Holdings	71.97%

Country Allocation^ (as of June 30, 2023)

Australia	43.43%
United States	21.39%
Canada	13.20%
Chile	10.22%
China	6.27%
Brazil	4.72%
Great Britain	0.50%
Jersey	0.27%
Total	100.00%

^	% of Total Investments

Future holdings are subject to change.

10 | June 30, 2023

Sprott Energy Transition ETFs

Performance Overview	June 30, 2023 (Unaudited)

Sprott Uranium Miners ETF (NYSE Arca: URNM)

For the period from December 31, 2023, to June 30, 2023, URNM generated a total return of 5.82%. These results are generally in line with the performance of the uranium miners, as measured by the North Shore Global Uranium Mining Index (URNMX), which generated 6.24% for the period.

Uranium mining equities posted strong results in June as markets recognized the increasingly positive fundamental picture. 2022 was the highest uranium contracting year in a decade, and contracts in the first half of 2023 were on pace to surpass this. Meanwhile, looming sanctions on Russian uranium are likely to have serious consequences for utilities in terms of security of supplies. Prior to June, uranium miners had been weighed down by rising interest rates and macroeconomic headwinds.

For the period, the largest contributors to the URNM’s performance were Cameco Corp., Boss Energy Ltd. and Sprott Physical Uranium Trust while the largest detractors were Uranium Energy Corp., NAC Kazatomprom JSC and Fission Uranium Corp.

Performance^ (as of June 30, 2023)

		Average Annual Total Returns
	6 Months	1 Year	3 Year	Since Inception^^
Sprott Uranium Miners ETF - Net Asset Value (“NAV”)[1]	5.82%	17.41%	40.67%	35.18%
Sprott Uranium Miners ETF - Market Price[2]	5.86%	17.71%	39.90%	35.17%
Northshore Global Uranium Mining Index[3]	6.24%	18.88%	41.73%	36.38%

^	The Sprott Uranium Miners ETF was reorganized on April 22, 2022 (“Reorganization Date”) from the North Shore Global Uranium Mining ETF (“Predecessor Fund”), into a series of Sprott Funds Trust. The Sprott Uranium Miners ETF is a continuation of the Predecessor Fund and, therefore, the performance information presents the performance of the Predecessor Fund prior to the Reorganization Date. Returns less than one year are not annualized.

^^	The Predecessor Fund’s Commencement date was December 3, 2019.

[1]	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the Financial Highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

[2]	Market Price means the official closing price of a security or the last reported sale price. In the event there were no sales during the day or closing prices are not available, the price that is the midpoint of the bid-ask spread as of that time will be used. It does not represent the returns an investor would receive if shares were traded at other times.

[3]	From the Sprott Uranium Miners ETF’s inception to April 22, 2022, the fund’s objective was to track the North Shore Global Uranium Mining Index (“predecessor index”) and since that date the Sprott Uranium Miners ETF has been seeking to track the North Shore Uranium Mining Index. The index performance presented reflects the performance of the predecessor index through April 22, 2022 and thereafter reflects the performance of the North Shore Global Uranium Mining Index.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any, and include the effect of the Sprott Uranium Miners ETF’s recurring expenses. The table does not reflect the deduction of taxes that a shareholder would pay on Fund’s distributions or the redemption of the Sprott Uranium Miners ETF shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.sprottetfs.com or call 888.622.1813.

North Shore Global Uranium Mining Index is designed to track the performance of companies that devote at least 50% of their assets to the uranium mining industry, which may include mining, exploration, development, and production of uranium, or holding physical uranium, owning uranium royalties, or engaging in other, non-mining activities that support the uranium mining industry. The Index is rebalanced semi-annually.

The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

ALPS Distributors, Inc., a FINRA member, is the distributor for the Sprott Uranium Miners ETF.

ALPS Distributors, Inc. is not affiliated with Sprott, nor North Shore Global Uranium Mining Index Services.

The Uranium Fund was reorganized on April 22, 2022 from the North Shore Global Uranium Mining ETF, a series of an unaffiliated trust, into a series of Sprott Funds Trust.

11 | June 30, 2023

Sprott Energy Transition ETFs

Performance Overview	June 30, 2023 (Unaudited)

Sprott Uranium Miners ETF (NYSE Arca: URNM)

Top 10 Holdings^ (as of June 30, 2023)

Cameco Corp.	16.56%
NAC Kazatomprom JSC	13.11%
Sprott Physical Uranium Trust	12.52%
NexGen Energy, Ltd.	5.25%
Paladin Energy, Ltd.	4.85%
Denison Mines Corp.	4.85%
Energy Fuels, Inc.	4.76%
Boss Energy, Ltd.	4.42%
Yellow Cake PLC	4.26%
Uranium Energy Corp.	4.24%
Total % of Top 10 Holdings	74.82%

Country Allocation^ (as of June 30, 2023)

Canada	60.18%
Australia	17.02%
Kazakhstan	13.11%
United Kingdom	4.26%
China	3.77%
United States	1.66%
Total	100.00%

^	% of Total Investments

Future holdings are subject to change.

12 | June 30, 2023

Sprott Energy Transition ETFs

Performance Overview	June 30, 2023 (Unaudited)

Sprott Junior Uranium Miners ETF (Nasdaq: URNJ)

For the period from URNJ’s inception on February 1, 2023, to June 30, 2023, URNJ generated a total return of -15.70%. These results are generally in line with the performance of the junior uranium miners, as measured by the Nasdaq Sprott Junior Uranium Miners™ Index (NSURJ™), which declined by 15.21%.

Difficult market conditions tend to impact junior uranium miners more significantly than senior, or larger-capitalization miners, given their lower levels of liquidity and higher volatility. While challenges occurred early in the period, we believe the strong performance of uranium miners in June reflects the sector’s increasingly bullish fundamentals and the growing reality that future uranium supplies will have to include the junior miners, many of which are restarting mine operations and developing new mines.

During the period, the largest contributors to URNJ’s performance were Boss Energy Ltd., Berkeley Energia Ltd. and Peninsula Energy Ltd. while the largest detractors were Uranium Energy Corp., Paladin Energy Ltd. and Energy Fuels Inc.

Performance^ (as of June 30, 2023)

	Average Annual Total Returns
	1 Month	3 Months	Since Inception^^
Sprott Junior Uranium Miners ETF - Net Asset Value (“NAV”)[1]	18.78%	10.55%	-15.70%
Sprott Junior Uranium Miners ETF - Market Price[2]	16.36%	10.72%	-15.40%
Nasdaq Sprott Junior Uranium Miners Index[3]	18.91%	10.63%	-15.21%

^	Returns less than one year are not annualized.

^^	Inception Date: 2/1/2023.

[1]	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the Financial Highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

[2]	Market Price means the official closing price of a security or the last reported sale price. In the event there were no sales during the day or closing prices are not available, the price that is the midpoint of the bid-ask spread as of that time will be used. It does not represent the returns an investor would receive if shares were traded at other times.

[3]	The Nasdaq Sprott Junior Uranium Miners™ Index (NSURNJ™) was co-developed by Nasdaq® (the “Index Provider”) and Sprott Asset Management LP (the “Adviser”). The Index Provider and Adviser co-developed the methodology for determining the securities to be included in the Index and the Index Provider is responsible for the ongoing maintenance of the Index. The Adviser will provide certain services in connection with the Index including contributing inputs in connection with the eligibility and process to determine the initial selection and ongoing composition of the Index constituents.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any, and include the effect of the Sprott Junior Uranium Miners ETF’s recurring expenses. The table does not reflect the deduction of taxes that a shareholder would pay on Fund’s distributions or the redemption of the Sprott Junior Uranium Miners ETF shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.sprottetfs.com or call 888.622.1813.

The Nasdaq Sprott Junior Uranium Miners Index is designed to track the performance of mid-and small market capitalization securities whose issuers are in the uranium related business.

The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

ALPS Distributors, Inc., a FINRA member, is the distributor for the Sprott Junior Uranium Miners ETF.

ALPS Distributors, Inc. is not affiliated with Sprott, nor the Index Provider.

13 | June 30, 2023

Sprott Energy Transition ETFs

Performance Overview	June 30, 2023 (Unaudited)

Sprott Junior Uranium Miners ETF (Nasdaq: URNJ)

Top 10 Holdings^ (as of June 30, 2023)

Paladin Energy, Ltd.	12.81%
NexGen Energy, Ltd.	12.24%
Uranium Energy Corp.	12.20%
Energy Fuels, Inc.	10.02%
Boss Energy, Ltd.	4.62%
Denison Mines Corp.	4.60%
Deep Yellow, Ltd.	4.53%
Global Atomic Corp.	4.45%
Encore Energy Corp.	4.44%
Fission Uranium Corp.	3.71%
Total % of Top 10 Holdings	73.62%

Country Allocation^ (as of June 30, 2023)

Canada	61.39%
Australia	29.80%
United States	3.56%
China	3.22%
Great Britain	2.03%
Total	100.00%

^	% of Total Investments

Future holdings are subject to change.

14 | June 30, 2023

Sprott Energy Transition ETFs

Performance Overview	June 30, 2023 (Unaudited)

Sprott Junior Copper Miners ETF (Nasdaq: COPJ)

For the period from COPJ’s inception on February 1, 2023, to June 30, 2023, COPJ generated a total return of -5.41%. These results are generally in line with the performance of junior copper miners, as measured by the Nasdaq Sprott Junior Copper Miners™ Index (NSCOPJ™), which declined by 5.58%.

Copper prices were hurt by weaker-than-expected economic data from China, which has struggled since its post-COVID reopening. However, the recent weakness in copper prices has tightened the copper market. Inventories are at a historic low as downstream industries restock, and these tightening inventories may be driving opportunities for developing miners.

For the period, the largest contributors to the COPJ’s performance were NGEx Minerals Ltd., ERO Copper Corp., and China Gold International Resources Corp., Ltd., while the largest detractors were Central Asia Metals PLC, 29Metals Ltd., and Jinchuan Group International Resources Co., Ltd.

Performance^ (as of June 30, 2023)

	1 Month	3 Months	Since Inception^^
Sprott Junior Copper Miners ETF - Net Asset Value (“NAV”)[1]	8.95%	-0.26%	-5.41%
Sprott Junior Copper Miners ETF - Market Price[2]	8.38%	-0.46%	-5.21%
Nasdaq Sprott Junior Copper Miners Index[3]	8.81%	-0.14%	-5.58%

^	Returns less than one year are not annualized.

^^	Inception Date: 2/1/2023.

[1]	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the Financial Highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

[2]	Market Price means the official closing price of a security or the last reported sale price. In the event there were no sales during the day or closing prices are not available, the price that is the midpoint of the bid-ask spread as of that time will be used. It does not represent the returns an investor would receive if shares were traded at other times.

[3]	The Nasdaq Sprott Junior Copper Miners™ Index (NSCOPJ™) was co-developed by Nasdaq® (the “Index Provider”) and Sprott Asset Management LP (the “Adviser”). The Index Provider and Adviser co-developed the methodology for determining the securities to be included in the Index and the Index Provider is responsible for the ongoing maintenance of the Index. The Adviser will provide certain services in connection with the eligibility and process to determine the initial selection and ongoing composition of the Index constituents.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any, and include the effect of the Sprott Junior Copper Miners ETF’s recurring expenses. The table does not reflect the deduction of taxes that a shareholder would pay on Fund’s distributions or the redemption of the Sprott Junior Copper Miners ETF shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.sprottetfs.com or call 888.622.1813.

The Nasdaq Sprott Junior Copper Miners Index is designed to track the performance of a selection of mid-and small-market capitalization securities in the copper industry. Copper is a raw material that is essential to the transition to a less carbon-intensive economy. Copper is critical for the energy transition from fossil fuels to cleaner energy sources and technologies, and for the purpose of this, the index includes producers, developers, and explorers.

The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

ALPS Distributors, Inc., a FINRA member, is the distributor for the Sprott Junior Copper Miners ETF.

ALPS Distributors, Inc. is not affiliated with Sprott, nor the Index Provider.

15 | June 30, 2023

Sprott Energy Transition ETFs

Performance Overview	June 30, 2023 (Unaudited)

Sprott Junior Copper Miners ETF (Nasdaq: COPJ)

Top 10 Holdings^ (as of June 30, 2023)

Filo Corp.	5.45%
ERO Copper Corp.	5.32%
Capstone Copper Corp.	5.00%
Hudbay Minerals, Inc.	4.88%
Taseko Mines, Ltd.	4.83%
Foran Mining Corp.	4.74%
Sandfire Resources, Ltd.	4.61%
Solaris Resources, Inc.	4.61%
Ivanhoe Electric, Inc. / US	4.54%
NGEx Minerals, Ltd.	4.42%
Total % of Top 10 Holdings	48.40%

Country Allocation^ (as of June 30, 2023)

Canada	58.96%
Australia	24.06%
Great Britain	4.81%
Cyprus	4.13%
United States	4.59%
Sweden	1.81%
Hong Kong	1.64%
Total	100.00%

^	% of Total Investments

Future holdings are subject to change.

16 | June 30, 2023

Sprott Energy Transition ETFs

Performance Overview	June 30, 2023 (Unaudited)

Sprott Nickel Miners ETF (Nasdaq: NIKL)

For the period from NIKL’s inception on March 21, 2023, to June 30, 2023, NIKL generated a total return of 3.82%. These results are generally in line with the performance of the nickel miners, as measured by the Nasdaq Sprott Nickel Miners™ Index (NSNIKL™), which generated 4.50%.

As with copper, nickel inventories on exchanges are historically low. Nickel price volatility and low exchange inventories continue to be affected by the fallout from the nickel scandal last year on the London Metal Exchange. Nickel miners faired better than the nickel spot price due to new electric vehicle tax breaks (China) and improving market sentiment.

For the period, the largest contributors to NIKL’s performance were Azure Minerals Ltd., IGO Ltd. and Vale Indonesia Tbk PT while the largest detractors were Premium Nickel Resources Ltd., Panoramic Resources Ltd. and Nickel Industries Ltd.

Performance^ (as of June 30, 2023)

	Average Annual Total Returns
	1 Month	3 Months	Since Inception^^
Sprott Nickel Miners ETF - Net Asset Value (“NAV”)[1]	7.13%	-1.78%	3.82%
Sprott Nickel Miners ETF - Market Price[2]	7.91%	-2.53%	4.20%
Nasdaq Sprott Nickel Miners Index[3]	7.69%	-1.53%	4.50%

^	Returns less than one year are not annualized.

^^	Inception Date: 3/21/2023.

[1]	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the Financial Highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

[2]	Market Price means the official closing price of a security or the last reported sale price. In the event there were no sales during the day or closing prices are not available, the price that is the midpoint of the bid-ask spread as of that time will be used. It does not represent the returns an investor would receive if shares were traded at other times.

[3]	The Nasdaq Sprott Nickel Miners™ Index (NSNIKL™) was co-developed by Nasdaq® (the “Index Provider”) and Sprott Asset Management LP (the “Adviser”). The Index Provider and Adviser co-developed the methodology for determining the securities to be included in the Index and the Index Provider is responsible for the ongoing maintenance of the Index. The Adviser will provide certain services in connection with the Index including contributing inputs in connection with the eligibility and process to determine the initial selection and ongoing composition of the Index constituents.

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any, and include the effect of the Sprott Nickel Miners ETF’s recurring expenses. The table does not reflect the deduction of taxes that a shareholder would pay on Fund’s distributions or the redemption of the Sprott Nickel Miners ETF shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.sprottetfs.com or call 888.622.1813.

The Nasdaq Sprott Nickel Miners Index is designed to track the performance of a selection of global securities in the nickel industry. Nickel is critical for the energy transition from fossil fuels to cleaner energy sources and technologies, and for the purpose of this, index include major nickel producers, developers, and explorers.

The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

ALPS Distributors, Inc., a FINRA member, is the distributor for the Sprott Nickel Miners ETF.

ALPS Distributors, Inc. is not affiliated with Sprott, nor the Index Provider.

17 | June 30, 2023

Sprott Energy Transition ETFs

Performance Overview	June 30, 2023 (Unaudited)

Sprott Nickel Miners ETF (Nasdaq: NIKL)

Top 10 Holdings^ (as of June 30, 2023)

Nickel Industries, Ltd.	13.47%
IGO, Ltd.	10.91%
Vale Indonesia Tbk PT	9.92%
Azure Minerals, Ltd.	6.28%
Centaurus Metals, Ltd.	5.28%
Horizonte Minerals PLC	4.81%
Talon Metals Corp.	4.52%
Nickel Asia Corp.	4.47%
Sherritt International Corp.	4.28%
Global Ferronickel Holdings, Inc.	4.12%
Total % of Top 10 Holdings	68.06%

Country Allocation^ (as of June 30, 2023)

Australia	49.61%
Canada	20.03%
Indonesia	11.95%
Philippines	8.59%
Great Britain	4.81%
China	2.93%
France	2.08%
Total	100.00%

^	% of Total Investments

Future holdings are subject to change.

18 | June 30, 2023

Sprott ETFs

Disclosure of Fund Expenses	June 30, 2023 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the six month period and held through June 30, 2023.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expense Ratio(a)	Expenses Paid During Period 1/1/23 - 6/30/23(b)
Sprott Gold Miners ETF
Actual	$1,000.00	$1,047.80	0.50%	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
Sprott Junior Gold Miners ETF
Actual	$1,000.00	$965.30	0.50%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
Sprott Energy Transition Materials ETF(c)
Actual	$1,000.00	$863.80	0.65%	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,017.76	0.65%	$2.68
Sprott Lithium Miners ETF(c)
Actual	$1,000.00	$923.80	0.65%	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,017.76	0.65%	$2.68
Sprott Uranium Miners ETF
Actual	$1,000.00	$1,058.20	0.83%	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	0.83%	$4.16
Sprott Junior Uranium Miners ETF(c)
Actual	$1,000.00	$843.00	0.80%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,017.15	0.80%	$3.29
Sprott Junior Copper Miners ETF(c)
Actual	$1,000.00	$945.90	0.75%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	0.75%	$3.09
Sprott Nickel Miners ETF(d)
Actual	$1,000.00	$1,038.20	0.75%	$2.11
Hypothetical (5% return before expenses)	$1,000.00	$1,011.76	0.75%	$2.09

(a)	Annualized, based on the applicable Fund’s most recent fiscal half year expenses.

(b)	Expenses are equal to the applicable Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365.

(c)	The Fund commenced operations on February 1, 2023. Actual expenses on this Fund are equal to the Fund’s annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days since the Fund launched (149) divided by 365. Actual returns for the Fund represent the period from February 1, 2023 to June 30, 2023.

(d)	The Fund commenced operations on March 21, 2023. Actual expenses on this Fund are equal to the Fund’s annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days since the Fund launched (101) divided by 365. Actual returns for the Fund represent the period from March 21, 2023 to June 30, 2023.

19 | June 30, 2023

Sprott Gold Miners ETF

Schedule of Investments	June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.98%)
Gold Mining (98.76%)
Agnico Eagle Mines, Ltd.	481,154	$24,025,920
Alamos Gold, Inc., Class A	740,407	8,819,492
AngloGold Ashanti, Ltd., Sponsored ADR	343,351	7,241,273
B2Gold Corp.	2,425,707	8,642,640
Barrick Gold Corp.	1,651,519	27,937,755
Centerra Gold, Inc.	615,535	3,689,260
Coeur Mining, Inc.(a)	1,010,086	2,868,644
Dundee Precious Metals, Inc.	1,314,812	8,684,359
Eldorado Gold Corp.(a)(b)	891,424	9,023,586
Endeavour Mining PLC(b)	412,128	9,877,384
Equinox Gold Corp.(a)	671,460	3,076,627
Franco-Nevada Corp.	182,071	25,949,670
Gold Fields, Ltd., Sponsored ADR(b)	617,636	8,541,906
Harmony Gold Mining Co., Ltd., Sponsored ADR(b)	671,515	2,820,363
IAMGOLD Corp.(a)(b)	1,186,410	3,143,460
K92 Mining, Inc.(a)	569,577	2,472,216
Kinross Gold Corp.	634,461	3,026,830
Lundin Gold, Inc.	743,214	8,892,200
New Gold, Inc.(a)	1,674,514	1,820,193
Newmont Corp.	475,113	20,268,321
Novagold Resources, Inc.(a)(b)	609,760	2,416,486
OceanaGold Corp.	4,442,411	8,752,363
Osisko Gold Royalties, Ltd.	584,654	8,985,511
Osisko Mining, Inc.(a)	852,757	2,072,751
Royal Gold, Inc.	25,840	2,965,915
Seabridge Gold, Inc.(a)(b)	236,415	2,850,008
SSR Mining, Inc.(b)	594,302	8,429,466
Torex Gold Resources, Inc.(a)	638,721	9,073,960
Wesdome Gold Mines, Ltd.(b)	1,502,033	7,823,384
Total Gold Mining		244,191,943

Silver Mining (1.22%)
Pan American Silver Corp.(b)	206,764	3,012,301

TOTAL COMMON STOCKS
(Cost $229,678,659)		247,204,244

20 | June 30, 2023

Sprott Gold Miners ETF

Schedule of Investments	June 30, 2023 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.60%)
Money Market Fund (0.15%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $365,183)	5.01%	365,183	365,183

Investments Purchased with Collateral from Securities Loaned (5.45%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $13,468,354)		13,468,354	13,468,354

TOTAL SHORT TERM INVESTMENTS
(Cost $13,833,537)			13,833,537

TOTAL INVESTMENTS (105.58%)
(Cost $243,512,196)			$261,037,781
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.58%)			(13,800,155)
NET ASSETS (100.00%)			$247,237,626

(a)	Non-income producing security.

(b)	As of June 30, 2023, the security, or a portion of the security position was on loan. As of June 30, 2023, the total market value of securities on loan was $15,804,791. The loaned securities were secured with cash collateral of $13,468,354 and non-cash collateral with the value of $2,838,388. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Financial Statements.

21 | June 30, 2023

Sprott Junior Gold Miners ETF

Schedule of Investments	June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.12%)
Copper Mining (0.37%)
SolGold PLC(a)(b)	1,729,361	$349,211

Diversified Metals & Mining (0.74%)
Bumi Resources Minerals Tbk PT(a)	38,376,100	348,117
Mincor Resources NL(a)(b)	378,606	353,093
Total Diversified Metals & Mining		701,210

Gold Mining (95.60%)
Argonaut Gold, Inc.(a)	729,148	291,714
Bellevue Gold, Ltd.(a)	5,021,510	4,248,260
Capricorn Metals, Ltd.(a)	126,487	339,566
Centamin PLC	4,099,965	4,746,149
Centerra Gold, Inc.(b)	66,890	400,911
Coeur Mining, Inc.(a)	109,696	311,537
De Grey Mining, Ltd.(a)	5,546,282	4,969,323
Dundee Precious Metals, Inc.(b)	49,333	325,845
Eldorado Gold Corp.(a)(b)	102,719	1,039,790
Emerald Resources NL(a)(b)	3,005,600	4,104,479
Equinox Gold Corp.(a)	72,684	333,038
Firefinch, Ltd.(a)(b)	6,635,363	884,031
Gold Road Resources, Ltd.(b)	4,011,279	3,968,098
Greatland Gold PLC(a)(b)	3,833,794	350,563
Hochschild Mining PLC	355,239	320,771
K92 Mining, Inc.(a)	977,953	4,244,748
Karora Resources, Inc.(a)	987,205	3,018,064
McEwen Mining, Inc.(a)	45,049	323,902
New Gold, Inc.(a)	267,752	291,046
Novagold Resources, Inc.(a)(b)	1,070,970	4,273,170
OceanaGold Corp.(b)	2,462,453	4,851,483
Orla Mining, Ltd.(a)	1,135,562	4,765,974
Osisko Mining, Inc.(a)(b)	1,677,504	4,077,421
Pan African Resources PLC	15,838,348	2,518,366
Perseus Mining, Ltd.	4,327,579	4,756,658
Ramelius Resources, Ltd.(b)	4,443,791	3,729,900
Red 5, Ltd.(a)	3,419,352	432,783
Regis Resources, Ltd.	3,171,055	3,865,698
Resolute Mining, Ltd.(a)(b)	12,004,500	3,118,758
Seabridge Gold, Inc.(a)(b)	328,510	3,958,545
Silver Lake Resources, Ltd.(a)	5,166,177	3,321,006
Skeena Resources, Ltd.(a)	66,564	321,075
St Barbara, Ltd.(a)(b)	883,319	282,444
Tietto Minerals, Ltd.(a)	8,890,327	2,753,872
Torex Gold Resources, Inc.(a)(b)	326,062	4,632,185
Victoria Gold Corp.(a)	55,190	321,621
Wesdome Gold Mines, Ltd.(b)	56,266	293,063
West African Resources, Ltd.(a)	569,862	328,366
Westgold Resources, Ltd.(a)	3,309,276	3,174,450
Total Gold Mining		90,288,673

22 | June 30, 2023

Sprott Junior Gold Miners ETF

Schedule of Investments	June 30, 2023 (Unaudited)

Security Description	Shares	Value
Silver Mining (3.41%)
Endeavour Silver Corp.(a)(b)	1,107,403	$3,218,344

TOTAL COMMON STOCKS
(Cost $98,906,122)		94,557,438

RIGHTS (0.00%)
Kinross Gold Corp. - CVR (Expiring 12/31/2049), Strike Price CAD $0.01(c)	233,341	—

TOTAL RIGHTS
(Cost $–)		—

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.86%)
Money Market Fund (0.13%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $123,404)	5.01%	123,404	123,404

Investments Purchased with Collateral from Securities Loaned (6.73%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $6,353,686)		6,353,686	6,353,686

TOTAL SHORT TERM INVESTMENTS
(Cost $6,477,090)			6,477,090

TOTAL INVESTMENTS (106.98%)
(Cost $105,383,212)			$101,034,528
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.98%)			(6,590,849)
NET ASSETS (100.00%)			$94,443,679

(a)	Non-income producing security.

(b)	As of June 30, 2023, the security, or a portion of the security position was on loan. As of June 30, 2023, the total market value of securities on loan was $9,089,886. The loaned securities were secured with cash collateral of $6,353,686 and non-cash collateral with the value of $3,081,090. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	As a result of the use of significant unobservable inputs to determine the fair value, the investment has been classified as Level 3 assets.

See Notes to Financial Statements.

23 | June 30, 2023

Sprott Energy Transition Materials ETF

Schedule of Investments	June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.60%)
Coal & Consumable Fuels (26.04%)
Bannerman Energy, Ltd.(a)	14,120	$15,520
Boss Energy, Ltd.(a)(b)	35,638	73,595
Cameco Corp.	11,830	370,635
CGN Mining Co., Ltd.(a)(b)	505,000	52,201
Deep Yellow, Ltd.(a)	75,656	38,051
Denison Mines Corp.(a)	89,955	112,443
Encore Energy Corp.(a)(b)	15,443	37,303
Energy Fuels, Inc.(a)	16,982	105,968
Fission Uranium Corp.(a)	67,703	31,175
NAC Kazatomprom JSC, GDR(b)(c)	12,842	344,808
NexGen Energy, Ltd.(a)	47,140	222,029
Paladin Energy, Ltd.(a)	557,891	271,297
Uranium Energy Corp.(a)	75,926	258,148
Uranium Royalty Corp.(a)	9,170	18,340
Ur-Energy, Inc.(a)	28,455	29,878
Total Coal & Consumable Fuels		1,981,391

Copper Mining (19.92%)
Aeris Resources, Ltd.(a)	6,177	1,975
Antofagasta PLC	10,972	203,583
Atalaya Mining PLC	2,925	11,887
Capstone Copper Corp.(a)(b)	14,227	64,544
Central Asia Metals PLC	3,164	7,241
ERO Copper Corp.(a)(b)	2,233	45,174
First Quantum Minerals, Ltd.	15,381	363,873
Freeport-McMoRan, Inc.	9,587	383,479
Jinchuan Group International Resources Co., Ltd.(b)	72,000	3,675
KGHM Polska Miedz SA	3,198	88,406
Lundin Mining Corp.	17,319	135,702
Sandfire Resources, Ltd.(a)	6,197	24,356
SolGold PLC(a)(b)	28,923	5,840
Southern Copper Corp.	2,274	163,137
Taseko Mines, Ltd.(a)	9,047	12,937
Total Copper Mining		1,515,809

Diversified Metals & Mining (35.05%)
29Metals, Ltd.	3,281	1,847
American Lithium Corp.(a)	4,399	8,833
Anson Resources, Ltd.(a)	22,423	2,315
Arafura Rare Earths, Ltd.(a)	561,702	114,124
Argosy Minerals, Ltd.(a)	28,600	7,430
Atlantic Lithium, Ltd.(a)	8,206	2,605
Australian Strategic Materials, Ltd.(a)	39,359	28,841
Boliden AB	4,995	144,288
Centaurus Metals, Ltd.(a)	16,708	9,906
Core Lithium, Ltd.(a)	37,898	22,721
Critical Elements Lithium Corp.(a)	4,476	5,845
Delta Lithium, Ltd.(a)	8,101	4,614
Eramet SA	1,045	95,387
Essential Metals, Ltd.(a)	4,340	1,200
Filo Corp.(a)	1,451	28,270
Foran Mining Corp.(a)	3,227	8,574
Frontier Lithium, Inc.(a)	4,020	5,675
Galan Lithium, Ltd.(a)	6,224	3,607

24 | June 30, 2023

Sprott Energy Transition Materials ETF

Schedule of Investments	June 30, 2023 (Unaudited)

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Global Atomic Corp.(a)	19,713	$44,344
Global Lithium Resources, Ltd.(a)	3,785	3,933
Hastings Technology Metals, Ltd.(a)	31,689	28,287
Horizonte Minerals PLC(a)	7,334	13,412
Hudbay Minerals, Inc.	4,916	23,597
IGO, Ltd.	22,481	227,631
ioneer, Ltd.(a)	34,656	7,849
Ivanhoe Electric, Inc. / US(a)	710	9,258
Ivanhoe Mines, Ltd.(a)(b)	10,116	92,398
Jervois Global, Ltd.(a)(b)	171,846	7,555
Kodal Minerals PLC(a)	298,124	1,776
Lake Resources NL(a)(b)	28,973	5,790
Latin Resources, Ltd.(a)	46,462	9,904
Leo Lithium, Ltd.(a)	16,491	11,754
Liontown Resources, Ltd.(a)	38,133	71,889
Lithium Americas Corp.(a)	2,631	53,173
Lithium Ionic Corp.(a)	2,141	3,992
Lithium Power International, Ltd.(a)	9,200	1,808
Lynas Rare Earths, Ltd.(a)	67,737	309,093
MMG, Ltd.	53,270	15,432
MP Materials Corp.(a)(b)	15,887	363,495
Neometals, Ltd.(a)(b)	29,329	9,671
NGEx Minerals, Ltd.(a)	1,143	6,247
Nickel Asia Corp.	384,000	41,600
Nickel Industries, Ltd.	226,155	133,328
Northern Dynasty Minerals, Ltd.(a)	8,933	2,144
Panoramic Resources, Ltd.(a)	84,755	5,194
Patriot Battery Metals, Inc.(a)	6,196	7,120
Piedmont Lithium, Inc.(a)	342	19,737
Pilbara Minerals, Ltd.(b)	114,795	373,944
Renascor Resources, Ltd.(a)(b)	141,710	17,936
Sayona Mining, Ltd.(a)	161,259	18,799
Sigma Lithium Corp.(a)	1,087	43,806
Solaris Resources, Inc.(a)	1,499	6,699
South Manganese Investment, Ltd.	31,000	1,958
Standard Lithium, Ltd.(a)	3,220	14,490
Syrah Resources, Ltd.(a)	56,366	33,981
Talga Group, Ltd.(a)	20,080	19,864
Vale Indonesia Tbk PT	232,800	97,825
Vulcan Energy Resources, Ltd.(a)	2,742	7,653
Winsome Resources, Ltd.(a)	2,785	3,024
Total Diversified Metals & Mining		2,667,472

Environmental & Facilities Services (0.98%)
Li-Cycle Holdings Corp.(a)(b)	13,423	74,498

Fertilizers & Agricultural Chemicals (4.02%)
Sociedad Quimica y Minera de Chile SA, ADR	4,209	305,658

Gold Mining (0.80%)
China Gold International Resources Corp., Ltd.	5,700	21,677
Cia de Minas Buenaventura SAA, ADR	5,364	39,425
Total Gold Mining		61,102

25 | June 30, 2023

Sprott Energy Transition Materials ETF

Schedule of Investments	June 30, 2023 (Unaudited)

Security Description	Shares	Value
Precious Metals & Minerals Mining (0.73%)
Atlas Lithium Corp.(a)	127	$2,720
SilverCrest Metals, Inc.(a)(b)	8,964	52,529
Total Precious Metals & Minerals Mining		55,249

Silver Mining (3.32%)
Aya Gold & Silver, Inc.(a)	11,990	76,841
Endeavour Silver Corp.(a)	14,288	41,293
Gatos Silver, Inc.(a)	3,100	11,718
GoGold Resources, Inc.(a)	18,208	20,892
MAG Silver Corp.(a)	5,459	60,813
Silver Mines, Ltd.(a)	78,416	9,403
Silvercorp Metals, Inc.	11,181	31,530
Total Silver Mining		252,490

Specialty Chemicals (8.74%)
Albemarle Corp.	1,706	380,592
Ganfeng Lithium Group Co., Ltd.(b)(c)(d)	11,800	76,950
Livent Corp.(a)(b)	6,219	170,587
Tianqi Lithium Corp.	5,400	37,592
Total Specialty Chemicals		665,721

TOTAL COMMON STOCKS
(Cost $7,903,611)		7,579,390

EXCHANGE TRADED FUND (0.30%)
iShares MSCI India ETF	525	$22,943

TOTAL EXCHANGE TRADED FUND
(Cost $21,257)		22,943

	Shares	Value
SHORT TERM INVESTMENTS (4.73%)
Investments Purchased with Collateral from Securities Loaned (4.73%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $360,042)	360,042	360,042

TOTAL SHORT TERM INVESTMENTS
(Cost $360,042)		360,042

TOTAL INVESTMENTS (104.63%)
(Cost $8,284,910)		$7,962,375
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.63%)		(352,284)
NET ASSETS (100.00%)		$7,610,091

(a)	Non-income producing security.

(b)	As of June 30, 2023, the security, or a portion of the security position was on loan. As of June 30, 2023, the total market value of securities on loan was $1,110,665. The loaned securities were secured with cash collateral of $360,042 and non-cash collateral with the value of $799,904. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2023, the market value of those securities was $421,758 representing 5.54% of net assets.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate market value of those securities was $76,950, representing 1.01% of net assets.

See Notes to Financial Statements.

26 | June 30, 2023

Sprott Lithium Miners ETF

Schedule of Investments	June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.88%)
Diversified Metals & Mining (63.85%)
American Lithium Corp.(a)	19,704	$39,564
Anson Resources, Ltd.(a)	95,877	9,900
Argosy Minerals, Ltd.(a)	129,314	33,596
Arizona Lithium, Ltd.(a)	381,508	8,133
Atlantic Lithium, Ltd.(a)	27,510	8,734
Cleantech Lithium PLC(a)	19,926	10,629
Core Lithium, Ltd.(a)	171,733	102,960
Critical Elements Lithium Corp.(a)	20,046	26,178
Delta Lithium, Ltd.(a)	25,858	14,728
E3 Lithium, Ltd.(a)	6,582	11,477
Essential Metals, Ltd.(a)	38,135	10,543
European Lithium, Ltd.(a)	167,826	11,180
Frontier Lithium, Inc.(a)	18,231	25,735
Galan Lithium, Ltd.(a)	17,194	9,965
Global Lithium Resources, Ltd.(a)	11,448	11,897
Green Technology Metals, Ltd.(a)	23,980	11,661
IGO, Ltd.	38,362	388,435
ioneer, Ltd.(a)	156,527	35,452
Kodal Minerals PLC(a)	1,308,266	7,792
Lake Resources NL(a)(b)	131,054	26,191
Latin Resources, Ltd.(a)	218,449	46,566
Leo Lithium, Ltd.(a)	74,562	53,146
Lepidico, Ltd.(a)	1,526,064	11,182
Li-FT Power, Ltd.(a)	3,598	24,715
Liontown Resources, Ltd.(a)	96,653	182,211
Lithium Americas Corp.(a)	8,548	172,755
Lithium Chile, Inc.(a)	18,014	10,878
Lithium Ionic Corp.(a)	5,924	11,045
Lithium Power International, Ltd.(a)	54,113	10,634
Mineral Resources, Ltd.	3,768	179,294
Patriot Battery Metals, Inc.(a)	8,533	96,940
Piedmont Lithium, Inc.(a)	1,555	89,739
Pilbara Minerals, Ltd.(b)	124,110	404,286
Rock Tech Lithium, Inc.(a)	6,564	10,058
Savannah Resources PLC(a)	199,258	11,894
Sayona Mining, Ltd.(a)	731,284	85,251
Sigma Lithium Corp.(a)(b)	4,587	184,856
Standard Lithium, Ltd.(a)	14,676	66,042
Vulcan Energy Resources, Ltd.(a)	12,577	35,105
Winsome Resources, Ltd.(a)	10,458	11,356
Total Diversified Metals & Mining		2,502,703

Fertilizers & Agricultural Chemicals (10.22%)
Sociedad Quimica y Minera de Chile SA, ADR	5,518	400,717

Gold Mining (0.56%)
Arbor Metals Corp.(a)	4,974	11,827
Brunswick Exploration, Inc.(a)	17,574	10,347
Total Gold Mining		22,174

Precious Metals & Minerals (0.28%)
Atlas Lithium Corp.(a)	508	10,881

27 | June 30, 2023

Sprott Lithium Miners ETF

Schedule of Investments	June 30, 2023 (Unaudited)

Security Description	Shares	Value
Specialty Chemicals (24.97%)
Albemarle Corp.	1,830	$408,255
Ganfeng Lithium Group Co., Ltd.(b)(c)(d)	27,000	176,072
Livent Corp.(a)(b)	11,836	324,661
Tianqi Lithium Corp.	10,000	69,615
Total Specialty Chemicals		978,603

TOTAL COMMON STOCKS
(Cost $4,012,055)		3,915,078

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.03%)
Money Market Fund (0.13%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $5,046)	5.01%	5,046	5,046

Investments Purchased with Collateral from Securities Loaned (4.90%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $192,008)		192,008	192,008

TOTAL SHORT TERM INVESTMENTS
(Cost $197,054)			197,054

TOTAL INVESTMENTS (104.91%)
(Cost $4,209,109)			$4,112,132
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.91%)			(192,445)
NET ASSETS (100.00%)			$3,919,687

(a)	Non-income producing security.

(b)	As of June 30, 2023, the security, or a portion of the security position was on loan. As of June 30, 2023, the total market value of securities on loan was $823,716. The loaned securities were secured with cash collateral of $192,008 and non-cash collateral with the value of $659,566. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate market value of those securities was $176,072, representing 4.49% of net assets.

(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2023, the market value of those securities was $176,072 representing 4.49% of net assets.

See Notes to Financial Statements.

28 | June 30, 2023

Sprott Uranium Miners ETF

Schedule of Investments	June 30, 2023 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (12.51%)
Sprott Physical Uranium Trust(a)(b)	9,056,057	$114,298,753

TOTAL CLOSED END FUND
(Cost $107,498,517)		114,298,753

COMMON STOCKS (87.40%)
Coal & Consumable Fuels (79.06%)
Alligator Energy, Ltd.(a)	183,324,592	4,152,146
Appia Rare Earths & Uranium Corp.(a)	13,037,721	1,525,455
Aura Energy, Ltd.(a)	30,200,788	4,124,252
Bannerman Energy, Ltd.(a)(c)	8,343,708	9,170,987
Baselode Energy Corp.(a)(c)	9,656,275	2,915,652
Berkeley Energia, Ltd.(a)	22,277,286	9,902,273
Boss Energy, Ltd.(a)(c)	19,559,801	40,392,352
Cameco Corp.(c)	4,826,413	151,211,519
CanAlaska Uranium, Ltd.(a)	8,889,012	2,147,185
CGN Mining Co., Ltd.(a)(c)	333,090,300	34,431,233
Deep Yellow, Ltd.(a)	41,828,930	21,037,626
Denison Mines Corp.(a)(c)	35,425,476	44,281,845
Elevate Uranium, Ltd.(a)(c)	14,783,304	3,052,855
Encore Energy Corp.(a)(c)	6,041,306	14,593,077
Energy Fuels, Inc.(a)(c)	6,962,685	43,447,154
F3 Uranium Corp.(a)(c)	18,287,083	4,693,420
Fission Uranium Corp.(a)(c)	38,103,879	17,545,474
Forsys Metals Corp.(a)(c)	10,598,225	3,600,076
GoviEx Uranium, Inc.(a)(c)	35,223,226	3,456,516
IsoEnergy, Ltd.(a)(c)	5,882,225	11,589,060
Laramide Resources, Ltd.(a)(c)	11,599,365	3,633,694
Mega Uranium, Ltd.(a)(c)	20,036,363	2,949,304
NAC Kazatomprom JSC, GDR(d)	4,458,907	119,721,653
NexGen Energy, Ltd.(a)(c)	10,179,901	47,947,334
Paladin Energy, Ltd.(a)(c)	91,142,575	44,321,778
Peninsula Energy, Ltd.(a)(c)	68,624,828	7,771,471
Skyharbour Resources, Ltd.(a)	8,567,756	2,295,945
Toro Energy, Ltd.(a)(c)	336,535,419	2,241,836
Uranium Energy Corp.(a)(c)	11,395,759	38,745,581
Uranium Royalty Corp.(a)(c)	3,685,596	7,344,762
Ur-Energy, Inc.(a)	13,995,786	14,695,575
Western Uranium & Vanadium Corp.(a)(c)	3,807,329	3,017,698
Total Coal & Consumable Fuels		721,956,788

Diversified Metals & Mining (4.09%)
Consolidated Uranium, Inc.(a)(c)	5,325,298	5,708,189
Global Atomic Corp.(a)	10,003,116	22,501,820
Lotus Resources, Ltd.(a)	74,528,598	9,184,758
Total Diversified Metals & Mining		37,394,767

Trading Companies & Distributors (4.25%)
Yellow Cake PLC(a)(d)(e)	7,482,881	38,849,400

TOTAL COMMON STOCKS
(Cost $916,780,099)		798,200,955

29 | June 30, 2023

Sprott Uranium Miners ETF

Schedule of Investments	June 30, 2023 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.03%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $514,835)	5.01%	514,835	$514,835

Investments Purchased with Collateral from Securities Loaned (5.97%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $54,573,368)		54,573,368	54,573,368

TOTAL SHORT TERM INVESTMENTS
(Cost $55,088,203)			55,088,203

TOTAL INVESTMENTS (105.94%)
(Cost $1,079,366,819)			$967,587,911
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.94%)			(54,263,156)
NET ASSETS (100.00%)			$913,324,755

(a)	Non-income producing security.

(b)	Affiliate of the Fund. See table below (Affiliated Investments).

(c)	As of June 30, 2023, the security, or a portion of the security position is currently on loan. As of June 30, 2023, the total market value of securities on loan was $67,347,770. The loaned securities were secured with cash collateral of $54,573,368 and non-cash collateral with the value of $14,448,165. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2023, the market value of those securities was $158,571,053 representing 17.36% of net assets.

(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate market value of those securities was $38,849,400, representing 4.25% of net assets.

AFFILIATED INVESTMENTS

Security Name	Market Value as of January 1, 2023	Purchases	Purchases In-Kind	Proceeds from Sales	Sales In-Kind	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Market Value as of June 30, 2023	Share Balance as of June 30, 2023
Sprott Physical Uranium Trust	$115,816,653	$—	$11,034,687	$(15,043,162)	$(5,421,178)	$11,314,785	$(3,403,032)	$114,298,753	9,056,057
TOTAL	$115,816,653	$—	$11,034,687	$(15,043,162)	$(5,421,178)	$11,314,785	$(3,403,032)	$114,298,753	9,056,057

See Notes to Financial Statements.

30 | June 30, 2023

Sprott Junior Uranium Miners ETF

Schedule of Investments	June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.08%)
Coal & Consumable Fuels (92.72%)
Alligator Energy, Ltd.(a)	15,017,966	$340,144
Aura Energy, Ltd.(a)	1,965,184	268,368
Bannerman Energy, Ltd.(a)	595,646	654,704
Berkeley Energia, Ltd.(a)	1,702,855	720,318
Boss Energy, Ltd.(a)(b)	795,653	1,643,079
CanAlaska Uranium, Ltd.(a)	551,045	133,108
CGN Mining Co., Ltd.(a)(b)	11,080,000	1,145,329
Deep Yellow, Ltd.(a)	3,201,619	1,610,236
Denison Mines Corp.(a)	1,307,047	1,633,809
Elevate Uranium, Ltd.(a)	1,258,689	259,928
Encore Energy Corp.(a)	653,524	1,578,620
Energy Fuels, Inc.(a)	570,899	3,562,410
F3 Uranium Corp.(a)	1,645,005	422,194
Fission Uranium Corp.(a)	2,860,931	1,317,356
Forsys Metals Corp.(a)	570,592	193,823
GoviEx Uranium, Inc.(a)	3,003,544	294,743
IsoEnergy, Ltd.(a)(b)	252,731	497,926
Laramide Resources, Ltd.(a)	947,634	296,862
Mega Uranium, Ltd.(a)	1,643,398	241,904
NexGen Energy, Ltd.(a)	923,981	4,351,951
Paladin Energy, Ltd.(a)	9,367,569	4,555,360
Peninsula Energy, Ltd.(a)	5,743,220	650,395
Skyharbour Resources, Ltd.(a)	711,108	190,559
Uranium Energy Corp.(a)	1,275,160	4,335,544
Uranium Royalty Corp.(a)	386,287	772,574
Ur-Energy, Inc.(a)	1,206,420	1,266,741
Total Coal & Consumable Fuels		32,937,985

Diversified Metals & Mining (7.36%)
Consolidated Uranium, Inc.(a)	390,743	418,838
Global Atomic Corp.(a)	703,086	1,581,579
Lotus Resources, Ltd.(a)	4,973,698	612,949
Total Diversified Metals & Mining		2,613,366

TOTAL COMMON STOCKS (Cost $34,885,212)		35,551,351

31 | June 30, 2023

Sprott Junior Uranium Miners ETF

Schedule of Investments	June 30, 2023 (Unaudited)

	Shares	Value
SHORT TERM INVESTMENTS (4.35%)
Investments Purchased with Collateral from Securities Loaned (4.35%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $1,543,446)	1,543,446	1,543,446

TOTAL SHORT TERM INVESTMENTS (Cost $1,543,446)		1,543,446

TOTAL INVESTMENTS (104.43%) (Cost $36,428,658)		$37,094,797
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.43%)		(1,573,188)
NET ASSETS (100.00%)		$35,521,609

(a)	Non-income producing security.

(b)	As of June 30, 2023, the security, or a portion of the security position was on loan. As of June 30, 2023, the total market value of securities on loan was $2,011,978. The loaned securities were secured with cash collateral of $1,543,446 and non-cash collateral with the value of $604,770. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Financial Statements.

32 | June 30, 2023

Sprott Junior Copper Miners ETF

Schedule of Investments	June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.55%)
Copper Mining (41.18%)
Aeris Resources, Ltd.(a)	114,925	$36,748
Arizona Sonoran Copper Co., Inc.(a)	23,077	29,091
Atalaya Mining PLC	27,400	111,354
Austral Resources Australia, Ltd.(a)	48,312	6,437
Capstone Copper Corp.(a)(b)	29,709	134,781
Central Asia Metals PLC	50,768	116,185
Cyprium Metals, Ltd.(a)	197,874	14,500
ERO Copper Corp.(a)(b)	7,089	143,411
Faraday Copper Corp.(a)	55,000	31,553
Greenex Metals, Ltd.(a)	69,700	52,002
Hot Chili, Ltd.(a)	34,108	25,448
Jinchuan Group International Resources Co., Ltd.(b)	863,000	44,053
Sandfire Resources, Ltd.(a)	31,574	124,095
SolGold PLC(a)(b)	540,097	109,062
Taseko Mines, Ltd.(a)	91,098	130,270
Total Copper Mining		1,108,990

Diversified Metals & Mining (51.19%)
29Metals, Ltd.	42,336	23,831
AIC Mines, Ltd.(a)	101,479	27,716
Amerigo Resources, Ltd.	37,377	43,450
Arc Minerals, Ltd.(a)	361,477	13,313
Caravel Minerals, Ltd.(a)	126,300	19,351
Copperstone Resources AB(a)	443,356	48,835
Encounter Resources, Ltd.(a)	106,733	32,351
Entree Resources, Ltd.(a)	31,358	27,222
Filo Corp.(a)	7,543	146,959
Foran Mining Corp.(a)	48,084	127,764
Hillgrove Resources, Ltd.	428,200	16,544
Hudbay Minerals, Inc.	27,384	131,443
Ivanhoe Electric, Inc. / US(a)	9,389	122,433
Los Andes Copper, Ltd.(a)	4,328	55,866
MMG, Ltd.	392,000	113,558
New World Resources, Ltd.(a)	334,031	8,011
NGEx Minerals, Ltd.(a)	21,804	119,163
Northern Dynasty Minerals, Ltd.(a)	166,179	39,883
PolyMet Mining Corp.(a)	10,983	8,677
Rex Minerals, Ltd.(a)	171,115	26,217
Solaris Resources, Inc.(a)	27,768	124,089
Trilogy Metals, Inc.(a)	42,767	25,382
Western Copper & Gold Corp.(a)	41,794	63,945
Xanadu Mines, Ltd.(a)	227,100	12,254
Total Diversified Metals & Mining		1,378,257

Gold Mining (4.18%)
China Gold International Resources Corp., Ltd.	29,600	112,568

TOTAL COMMON STOCKS (Cost $2,747,738)		2,599,815

33 | June 30, 2023

Sprott Junior Copper Miners ETF

Schedule of Investments	June 30, 2023 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUND (3.51%)
iShares MSCI India ETF	2,163	$94,523

TOTAL EXCHANGE TRADED FUND (Cost $87,941)		94,523

	Shares	Value
SHORT TERM INVESTMENTS (13.27%)
Investments Purchased with Collateral from Securities Loaned (13.27%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%
(Cost $357,435)	357,435	357,435

TOTAL SHORT TERM INVESTMENTS (Cost $357,435)		357,435

TOTAL INVESTMENTS (113.33%) (Cost $3,193,114)		$3,051,773
LIABILITIES IN EXCESS OF OTHER ASSETS (-13.33%)		(358,920)
NET ASSETS (100.00%)		$2,692,853

(a)	Non-income producing security.

(b)	As of June 30, 2023, the security, or a portion of the security position was on loan. As of June 30, 2023, the total market value of securities on loan was $302,855. The loaned securities were secured with cash collateral of $357,435 and non-cash collateral with the value of $5,922. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Financial Statements.

34 | June 30, 2023

Sprott Nickel Miners ETF

Schedule of Investments	June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.65%)
Diversified Metals & Mining (96.60%)
Ardea Resources, Ltd.(a)	80,203	$18,967
Aston Minerals, Ltd.(a)	467,307	24,281
Azure Minerals, Ltd.(a)	107,327	107,602
Canada Nickel Co., Inc.(a)	62,750	59,209
Centaurus Metals, Ltd.(a)	152,375	90,339
Eramet SA	390	35,599
FPX Nickel Corp.(a)	90,700	31,837
Galileo Mining, Ltd.(a)	65,682	24,502
Global Ferronickel Holdings, Inc.	1,608,000	70,496
Horizonte Minerals PLC(a)	45,059	82,404
IGO, Ltd.	18,448	186,796
Legend Mining, Ltd.(a)	741,638	20,256
Lunnon Metals, Ltd.(a)	32,000	20,251
Magna Mining, Inc.(a)	54,700	24,774
Nickel 28 Capital Corp.(a)	33,175	29,300
Nickel Asia Corp.	706,200	76,506
Nickel Industries, Ltd.	391,199	230,630
Panoramic Resources, Ltd.(a)	387,885	23,772
Poseidon Nickel, Ltd.(a)	1,543,813	38,051
Premium Nickel Resources, Ltd.(a)	45,225	47,111
Sherritt International Corp.(a)	202,450	73,354
Sunrise Energy Metals, Ltd.(a)	34,411	24,298
Talon Metals Corp.(a)	290,600	77,325
Vale Indonesia Tbk PT	404,100	169,807
Widgie Nickel, Ltd.(a)(b)	151,113	22,146
Xinjiang Xinxin Mining Industry Co., Ltd.	389,000	50,139
Total Diversified Metals & Mining		1,659,752

Gold Mining (3.05%)
Alliance Nickel, Ltd.(a)	282,283	17,676
Aneka Tambang Tbk	267,200	34,753
Total Gold Mining		52,429

TOTAL COMMON STOCKS (Cost $1,660,023)		1,712,181

TOTAL INVESTMENTS (99.65%) (Cost $1,660,023)		$1,712,181
OTHER ASSETS IN EXCESS OF LIABILITIES (0.35%)		6,060
NET ASSETS (100.00%)		$1,718,241

(a)	Non-income producing security.

(b)	As of June 30, 2023, the security, or a portion of the security position was on loan. As of June 30, 2023, the total market value of securities on loan was $12,800. The loaned securities were secured with cash collateral of $– and non-cash collateral with the value of $13,676. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Financial Statements.

35 | June 30, 2023

Sprott ETFs

Statements of Assets and Liabilities	June 30, 2023 (Unaudited)

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF	Sprott Energy Transition Materials ETF
ASSETS:
Unaffiliated investments, at value	$261,037,781	$101,034,528	$7,962,375
Foreign currency, at value	—	152	17,057
Dividends and reclaim receivable	75,648	16,785	1,009
Prepaid expenses and other assets	4,847	4,847	—
Total assets	261,118,276	101,056,312	7,980,441

LIABILITIES:
Payable to Adviser	209,632	87,948	7,082
Payable to custodian for overdraft	12,624	—	3,226
Payable for collateral upon return of securities loaned	13,468,354	6,353,686	360,042
Administration fees payable	78,019	60,601	—
Professional fees payable	28,677	18,234	—
Transfer agent fees payable	21,940	21,940	—
Trustees’ fees and expenses payable	11,821	5,166	—
Accrued expenses and other liabilities	49,583	65,058	—
Total liabilities	13,880,650	6,612,633	370,350
NET ASSETS	$247,237,626	$94,443,679	$7,610,091

NET ASSETS CONSIST OF:
Paid-in capital	$317,355,155	$168,993,678	$7,843,265
Total distributable earnings	(70,117,529)	(74,549,999)	(233,174)
NET ASSETS	$247,237,626	$94,443,679	$7,610,091

UNAFFILIATED INVESTMENTS, AT COST	$243,512,196	$105,383,212	$8,284,910
FOREIGN CURRENCY, AT COST	$—	$152	$17,069

PRICING OF SHARES
Net Assets	$247,237,626	$94,443,679	$7,610,091
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01 per share)	9,550,000	3,390,000	430,000
Net Asset Value, offering and redemption price per share	$25.89	$27.86	$17.70

See Notes to Financial Statements.

36 | June 30, 2023

Sprott ETFs

Statements of Assets and Liabilities	June 30, 2023 (Unaudited)

	Sprott Lithium Miners ETF	Sprott Uranium Miners ETF	Sprott Junior Uranium Miners ETF
ASSETS:
Unaffiliated investments, at value	$4,112,132	$853,289,158	$37,094,797
Affiliated investments, at value	—	114,298,753	—
Foreign currency, at value	1,514	—	—
Receivable for investments sold	—	1,483,788	6,512
Dividends and reclaim receivable	2,280	50,411	1,953
Total assets	4,115,926	969,122,110	37,103,262

LIABILITIES:
Payable to Adviser	4,231	1,223,987	34,858
Payable to custodian for overdraft	—	—	3,349
Payable for collateral upon return of securities loaned	192,008	54,573,368	1,543,446
Total liabilities	196,239	55,797,355	1,581,653
NET ASSETS	$3,919,687	$913,324,755	$35,521,609

NET ASSETS CONSIST OF:
Paid-in capital	$3,598,502	$1,095,907,873	$35,042,971
Total distributable earnings	321,185	(182,583,118)	478,638
NET ASSETS	$3,919,687	$913,324,755	$35,521,609

UNAFFILIATED INVESTMENTS, AT COST	$4,209,109	$971,868,302	$36,428,658
AFFILIATED INVESTMENTS, AT COST	$—	$107,498,517	$—
FOREIGN CURRENCY, AT COST	$1,513	$—	$—

PRICING OF SHARES
Net Assets	$3,919,687	$913,324,755	$35,521,609
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01 per share)	210,000	27,175,000	2,080,000
Net Asset Value, offering and redemption price per share	$18.67	$33.61	$17.08

See Notes to Financial Statements.

37 | June 30, 2023

Sprott ETFs

Statements of Assets and Liabilities	June 30, 2023 (Unaudited)

	Sprott Junior Copper Miners ETF	Sprott Nickel Miners ETF
ASSETS:
Unaffiliated investments, at value	$3,051,773	$1,712,181
Foreign currency, at value	601	1,803
Dividends and reclaim receivable	1,088	8,060
Total assets	3,053,462	1,722,044

LIABILITIES:
Payable to Adviser	3,174	1,991
Payable to custodian for overdraft	—	1,812
Payable for collateral upon return of securities loaned	357,435	—
Total liabilities	360,609	3,803
NET ASSETS	$2,692,853	$1,718,241

NET ASSETS CONSIST OF:
Paid-in capital	$2,821,079	$1,647,232
Total distributable earnings	(128,226)	71,009
NET ASSETS	$2,692,853	$1,718,241

UNAFFILIATED INVESTMENTS, AT COST	$3,193,114	$1,660,023
FOREIGN CURRENCY, AT COST	$724	$1,976

PRICING OF SHARES
Net Assets	$2,692,853	$1,718,241
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01 per share)	140,000	80,000
Net Asset Value, offering and redemption price per share	$19.23	$21.48

See Notes to Financial Statements.

38 | June 30, 2023

Sprott ETFs

Statements of Operations	For the Period Ended June 30, 2023 (Unaudited)

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF		Sprott Energy Transition Materials ETF(a)
INVESTMENT INCOME:
Dividends	$2,500,630	$175,896		$52,920
Securities lending income - net of fees	30,516	18,234		1,422
Foreign withholding tax	(295,919)	—		(7,790)
Total investment income	2,235,227	194,130		46,552

EXPENSES:
Investment Adviser fees (See Note 6)	448,902	184,974		15,047
Administration fees	78,166	49,178		—
Trustee fees	11,821	5,166		—
Compliance fees	5,321	2,300		—
Legal fees	19,627	8,651		—
Audit fees	9,941	9,941		—
Transfer agent fees	4,690	4,690		—
Other fees and expenses	55,760	46,349		—
Total expenses before recoupment/(waiver)/(reimbursement)	634,228	311,249		15,047
Less fee recoupment/(waiver)/(reimbursement) by investment adviser (See Note 6)	7,636	(46,854)		—
Net expense	641,864	264,395		15,047
NET INVESTMENT INCOME/(LOSS)	1,593,363	(70,265)		31,505

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	1,302,624 (b)	(6,308,519	)(b)	57,258 (b)
Net realized gain/(loss) on foreign currency transactions	(9,684)	(26,261)		610
Net realized gain/(loss)	1,292,940	(6,334,780)		57,868
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	8,291,051	3,605,016		(322,535)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	1,128	(493)		(12)
Net change in unrealized appreciation/(depreciation)	8,292,179	3,604,523		(322,547)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	9,585,119	(2,730,257)		(264,679)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,178,482	$(2,800,522)		$(233,174)

(a)	The Sprott Energy Transition Materials ETF commenced operations on February 1, 2023.
(b)	Includes realized gain or loss as a result of in-kind transactions (See Note 8).

See Notes to Financial Statements.

39 | June 30, 2023

Sprott ETFs

Statements of Operations	For the Period Ended June 30, 2023 (Unaudited)

	Sprott Lithium Miners ETF(a)	Sprott Uranium Miners ETF		Sprott Junior Uranium Miners ETF(b)
INVESTMENT INCOME:
Dividends	$27,445	$16,946		$254
Securities lending income - net of fees	4,169	410,834		2,890
Foreign withholding tax	(6,388)	(94,187)		—
Total investment income	25,226	333,593		3,144

EXPENSES:
Investment Adviser fees (See Note 6)	9,861	3,589,284		60,494
NET INVESTMENT INCOME/(LOSS)	15,365	(3,255,691)		(57,350)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	402,155 (c)	(7,269,848	)(c)	(127,529)
Net realized gain/(loss) on affiliated investments	—	(3,403,032	)(c)	—
Net realized gain/(loss) on foreign currency transactions	641	(31,102)		(2,622)
Net realized gain/(loss)	402,796	(10,703,982)		(130,151)
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	(96,976)	46,515,438		666,139
Net change in unrealized appreciation/(depreciation) on affiliated investments	—	11,314,785		—
Net change in unrealized appreciation/(depreciation)	(96,976)	57,830,223		666,139
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	305,820	47,126,241		535,988
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$321,185	$43,870,550		$478,638

(a)	The Sprott Lithium Miners ETF commenced operations on February 1, 2023.
(b)	The Sprott Junior Uranium Miners ETF commenced operations on February 1, 2023.
(c)	Includes realized gain or loss as a result of in-kind transactions (See Note 8).

See Notes to Financial Statements.

40 | June 30, 2023

Sprott ETFs

Statements of Operations	For the Period Ended June 30, 2023 (Unaudited)

	Sprott Junior Copper Miners ETF(a)	Sprott Nickel Miners ETF(b)
INVESTMENT INCOME:
Dividends	$18,899	$16,374
Securities lending income - net of fees	519	401
Foreign withholding tax	(3,188)	(2,591)
Total investment income	16,230	14,184

EXPENSES:
Investment Adviser fees (See Note 6)	6,769	3,239
Total expenses	6,769	3,239
NET INVESTMENT INCOME	9,461	10,945

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	2,636	8,611
Net realized gain/(loss) on foreign currency transactions	1,141	(532)
Net realized gain/(loss)	3,777	8,079
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	(141,341)	52,158
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(123)	(173)
Net change in unrealized appreciation/(depreciation)	(141,464)	51,985
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(137,687)	60,064
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(128,226)	$71,009

(a)	The Sprott Junior Copper Miners ETF commenced operations on February 1, 2023.

(b)	The Sprott Nickel Miners ETF commenced operations on March 21, 2023.

See Notes to Financial Statements.

41 | June 30, 2023

Sprott ETFs

Statements of Changes in Net Assets

	Sprott Gold Miners ETF		Sprott Junior Gold Miners ETF
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
OPERATIONS:
Net investment income/(loss)	$1,593,363	$3,322,817	$(70,265)	$622,963
Net realized gain/(loss)	1,292,940	(8,525,252)	(6,334,780)	(34,052,406)
Net change in unrealized appreciation/(depreciation)	8,292,179	(16,624,411)	3,604,523	268,060
Net increase/(decrease) in net assets resulting from operations	11,178,482	(21,826,846)	(2,800,522)	(33,161,383)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	—	(3,155,580)	—	(2,518,228)
Total distributions	—	(3,155,580)	—	(2,518,228)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	22,083,737	35,456,531	1,676,673	13,922,116
Cost of shares redeemed	(19,456,351)	(8,956,306)	(6,802,463)	—
Net increase/(decrease) from capital share transactions	2,627,386	26,500,225	(5,125,790)	13,922,116
Net increase/(decrease) in net assets	13,805,868	1,517,799	(7,926,312)	(21,757,495)

NET ASSETS:
Beginning of period	233,431,758	231,913,959	102,369,991	124,127,486
End of period	$247,237,626	$233,431,758	$94,443,679	$102,369,991

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	9,450,000	8,500,000	3,550,000	3,050,000
Shares sold	810,000	1,300,000	50,000	500,000
Shares redeemed	(710,000)	(350,000)	(210,000)	—
Shares outstanding, end of period	9,550,000	9,450,000	3,390,000	3,550,000

See Notes to Financial Statements.

42 | June 30, 2023

Sprott ETFs

Statements of Changes in Net Assets

	Sprott Energy Transition Materials ETF(a)	Sprott Lithium Miners ETF(b)
	For the Period February 1, 2023 to June 30, 2023 (Unaudited)	For the Period February 1, 2023 to June 30, 2023 (Unaudited)
OPERATIONS:
Net investment income/(loss)	$31,505	$15,365
Net realized gain/(loss)	57,868	402,796
Net change in unrealized appreciation/(depreciation)	(322,547)	(96,976)
Net increase/(decrease) in net assets resulting from operations	(233,174)	321,185

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	9,180,649	6,224,747
Cost of shares redeemed	(1,337,384)	(2,626,245)
Net increase/(decrease) from capital share transactions	7,843,265	3,598,502
Net increase/(decrease) in net assets	7,610,091	3,919,687

NET ASSETS:
Beginning of period	—	—
End of period	$7,610,091	$3,919,687

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	—	—
Shares sold	510,002	350,002
Shares redeemed	(80,002)	(140,002)
Shares outstanding, end of period	430,000	210,000

(a)	The Sprott Energy Transition Materials ETF commenced operations on February 1, 2023.

(b)	The Sprott Lithium Miners ETF commenced operations on February 1, 2023.

See Notes to Financial Statements.

43 | June 30, 2023

Sprott ETFs

Statements of Changes in Net Assets

	Sprott Uranium Miners ETF
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period September 1, 2022 to December 31, 2022(a)	For the Year Ended August 31, 2022(b)
OPERATIONS:
Net investment income/(loss)	$(3,255,691)	$(1,727,079)	$3,334,564
Net realized gain/(loss)	(10,703,982)	(20,721,518)	83,365,189
Net change in unrealized appreciation/(depreciation)	57,830,223	(167,885,974)	(21,855,184)
Net increase/(decrease) in net assets resulting from operations	43,870,550	(190,334,571)	64,844,569

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	—	—	(46,290,058)
Total distributions	—	—	(46,290,058)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	83,294,694	21,063,643	1,011,484,344
Cost of shares redeemed	(40,308,771)	(41,844,588)	(348,231,453	)(c)
Net increase/(decrease) from capital share transactions	42,985,923	(20,780,945)	663,252,891
Net increase/(decrease) in net assets	86,856,473	(211,115,516)	681,807,402

NET ASSETS:
Beginning of period	826,468,282	1,037,583,798	355,776,396
End of period	$913,324,755	$826,468,282	$1,037,583,798

CAPITAL SHARE TRANSACTIONS:
Beginning shares	25,975,000	13,325,000	5,725,000
Shares sold	2,450,000	300,000	12,025,000
Shares redeemed	(1,250,000)	(725,000)	(4,425,000)
Stock Split	—	13,075,000 (d)	—
Shares outstanding, end of period	27,175,000	25,975,000	13,325,000

(a)	Effective September 6, 2022, the Board approved changing the fiscal year-end of the Fund from August 31 to December 31.

(b)	The fund was reorganized on April 22, 2022 and became a series within the Sprott Funds Trust thereafter.

(c)	Net of redemption fees of $78,990.

(d)	On December 21, 2022, the Sprott Uranium Miners ETF underwent a two for one stock split. See Note 1 for additional details.

See Notes to Financial Statements.

44 | June 30, 2023

Sprott ETFs

Statements of Changes in Net Assets

	Sprott Junior Uranium Miners ETF(a)	Sprott Junior Copper Miners ETF(b)	Sprott Nickel Miners ETF(c)
	For the Period February 1, 2023 to June 30, 2023 (Unaudited)	For the Period February 1, 2023 to June 30, 2023 (Unaudited)	For the Period March 21, 2023 to June 30, 2023 (Unaudited)
OPERATIONS:
Net investment income/(loss)	$(57,350)	$9,461	$10,945
Net realized gain/(loss)	(130,151)	3,777	8,079
Net change in unrealized appreciation/(depreciation)	666,139	(141,464)	51,985
Net increase/(decrease) in net assets resulting from operations	478,638	(128,226)	71,009

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	35,043,011	2,821,119	1,647,252
Cost of shares redeemed	(40)	(40)	(20)
Net increase/(decrease) from capital share transactions	35,042,971	2,821,079	1,647,232
Net increase/(decrease) in net assets	35,521,609	2,692,853	1,718,241

NET ASSETS:
Beginning of period	—	—	—
End of period	$35,521,609	$2,692,853	$1,718,241

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	—	—	—
Shares sold	2,080,002	140,002	80,001
Shares redeemed	(2)	(2)	(1)
Shares outstanding, end of period	2,080,000	140,000	80,000

(a)	The Sprott Junior Uranium Miners ETF commenced operations on February 1, 2023.

(b)	The Sprott Junior Copper Miners ETF commenced operations on February 1, 2023.

(c)	The Sprott Nickel Miners ETF commenced operations on March 21, 2023.

See Notes to Financial Statements.

45 | June 30, 2023

Sprott Gold Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Period December 1, 2020 to December 31, 2020(a)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019		For the Year Ended Novembe 30, 2018 (b)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.70		$27.28	$30.50	$29.57		$23.37	$15.26		$19.82

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (c)	0.17		0.37	0.33	0.03		0.07	0.02		0.07
Net realized and unrealized gain/(loss)	1.02		(2.60)	(3.19)	0.99		6.19	8.18		(4.51)
Total from investment operations	1.19		(2.23)	(2.86)	1.02		6.26	8.20		(4.44)

DISTRIBUTIONS:
From net investment income	—		(0.35)	(0.36)	(0.09)		(0.06)	(0.09)		(0.12)
Total distributions	—		(0.35)	(0.36)	(0.09)		(0.06)	(0.09)		(0.12)

Net increase/(decrease) in net asset value	1.19		(2.58)	(3.22)	0.93		6.20	8.11		(4.56)
NET ASSET VALUE, END OF PERIOD	$25.89		$24.70	$27.28	$30.50		$29.57	$23.37		$15.26
TOTAL RETURN(d)	4.82%		(8.18)%	(9.33)%	3.46%		26.85%	53.91%		(22.56)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$247,238		$233,432	$231,914	$259,234		$251,376	$177,647		$123,576

Ratio of expenses including waiver/reimbursement/recoupment to average net assets	0.50	%(e)	0.50%	0.50%	0.50	%(e)	0.50%	0.54	%(f)	N/A
Ratio of expenses excluding waiver/reimbursement/recoupment to average net assets	0.49	%(e)	0.51%	0.49%	0.58	%(e)	0.52%	0.57%		0.57%
Ratio of net investment income to average net assets	1.24	%(e)	1.43%	1.18%	1.28	%(e)	0.24%	0.09%		0.39%
Portfolio turnover rate(g)	30%		73%	66%	0%		95%	112%		82%

(a)	With the approval of the Board effective December 31, 2020, the Fund’s fiscal year end was changed from November 30 to December 31.
(b)	These financials have been audited by the Predecessor Fund’s independent registered public accounting firm.
(c)	Based on average shares outstanding during the period.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(e)	Annualized.
(f)	Prior to July 19, 2019, the prior adviser paid certain Fund expenses via a unitary fee arrangement; no fees or expenses were waived.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

46 | June 30, 2023

Sprott Junior Gold Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Period December 1, 2020 to December 31, 2020(a)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019		For the Year Ended November 30, 2018 (b)
NET ASSET VALUE, BEGINNING OF PERIOD	$28.84		$40.70	$49.30	$45.27		$30.28	$21.63		$31.48

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(c)	(0.02)		0.19	0.42	(0.00	)(d)	(0.04)	0.06		(0.06)
Net realized and unrealized gain/(loss)	(0.96)		(11.34)	(8.12)	5.00		15.25	8.59		(9.74)
Total from investment operations	(0.98)		(11.15)	(7.70)	5.00		15.21	8.65		(9.80)

DISTRIBUTIONS:
From net investment income	—		(0.71)	(0.90)	(0.97)		(0.22)	—		(0.05)
Total distributions	—		(0.71)	(0.90)	(0.97)		(0.22)	—		(0.05)

Net increase/(decrease) in net asset value	(0.98)		(11.86)	(8.60)	4.03		14.99	8.65		(9.85)
NET ASSET VALUE, END OF PERIOD	$27.86		$28.84	$40.70	$49.30		$45.27	$30.28		$21.63
TOTAL RETURN(e)	(3.40)%		(27.40)%	(15.56)%	11.11%		50.56%	39.99%		(31.19)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$94,444		$102,370	$124,127	$123,258		$106,383	$52,994		$36,776

Ratio of expenses including waiver/reimbursement/recoupment to average net assets	0.50	%(f)	0.50%	0.50%	0.50	%(f)	0.50%	0.54	%(g)	N/A
Ratio of expenses excluding waiver/reimbursement/recoupment to average net assets	0.59	%(f)	0.67%	0.61%	0.75	%(f)	0.76%	0.71%		0.57%
Ratio of net investment income/(loss) to average net assets	(0.13	)%(f)	0.59%	0.96%	(0.07	)%(f)	(0.10)%	0.22%		(0.22)%
Portfolio turnover rate(h)	42%		100%	66%	0%		157%	127%		37%

(a)	With the approval of the Board effective December 31, 2020, the Fund’s fiscal year end was changed from November 30 to December 31.
(b)	These financials have been audited by the Predecessor Fund’s independent registered public accounting firm.
(c)	Based on average shares outstanding during the period.
(d)	Less than $0.005 per share.
(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(f)	Annualized.
(g)	Prior to July 19, 2019, the prior adviser paid certain Fund expenses via a unitary fee arrangement; no fees or expenses were waived.
(h)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

47 | June 30, 2023

Sprott Energy Transition Materials ETF

Financial Highlights

For a Share Outstanding Throughout the Period Presented	For the Period February 1, 2023 to June 30, 2023 (Unaudited)(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.49

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (b)	0.10
Net realized and unrealized gain/(loss)	(2.89)
Total from investment operations	(2.79)

Net increase/(decrease) in net asset value	(2.79)
NET ASSET VALUE, END OF PERIOD	$17.70
TOTAL RETURN(c)	(13.62)%

Net assets, end of period (000s)	$7,610

Ratio of expenses to average net assets	0.65	%(d)
Ratio of net investment income to average net assets	1.36	%(d)
Portfolio turnover rate(e)	17%

(a)	The Sprott Energy Transition Materials ETF commenced operations on February 1, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

48 | June 30, 2023

Sprott Lithium Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Period Presented	For the Period February 1, 2023 to June 30, 2023 (Unaudited)(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.21

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (b)	0.07
Net realized and unrealized gain/(loss)	(1.61)
Total from investment operations	(1.54)

Net increase/(decrease) in net asset value	(1.54)
NET ASSET VALUE, END OF PERIOD	$18.67
TOTAL RETURN(c)	(7.62)%

Net assets, end of period (000s)	$3,920

Ratio of expenses to average net assets	0.65	%(d)
Ratio of net investment income to average net assets	1.01	%(d)
Portfolio turnover rate(e)	28%

(a)	The Sprott Lithium Miners ETF commenced operations on February 1, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

49 | June 30, 2023

Sprott Uranium Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2023 (Unaudited)		For the Period September 1, 2022 to December 31, 2022 (a)		For the Year Ended August 31, 2022 (b)	For the Year Ended August 31, 2021 (b)(c)	For the Period December 3, 2019 (Commencement of Operations) to August 31, 2020 (b)(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$31.82		$38.94		$31.07	$16.69	$12.50

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(d)	(0.12)		(0.07)		0.15	0.23	0.08
Net realized and unrealized gain/(loss)	1.91		(7.05)		10.12	14.71	4.11
Total from investment operations	1.79		(7.12)		10.27	14.94	4.19

DISTRIBUTIONS:
From net investment income	—		—		(2.42)	(0.56)	—
Total distributions	—		—		(2.42)	(0.56)	—
Redemptions fees	—		—		0.02	—	—

Net increase/(decrease) in net asset value	1.79		(7.12)		7.87	14.38	4.19
NET ASSET VALUE, END OF PERIOD	$33.61		$31.82		$38.94	$31.07	$16.69
TOTAL RETURN(e)	5.63%		(18.28)%		33.42%	91.13%	33.48%

Net assets, end of period (000s)	$913,325		$826,468		$1,037,584	$355,776	$14,184

Ratio of expenses to average net assets	0.83	%(f)	0.83	%(f)	0.83%	0.85%	0.85	%(f)
Ratio of net investment income/(loss) to average net assets	(0.75	)%(f)	(0.58	)%(f)	0.40%	0.81%	0.74	%(f)
Portfolio turnover rate(g)	5%		17%		19%	26%	28%

(a)	With the approval of the Board effective September 6, 2022, the Fund’s fiscal year end was changed from August 31 to December 31.

(b)	On December 21, 2022, the Sprott Uranium Miners ETF underwent a two for one stock split. The capital share activity presented here has been retroactively adjusted to reflect this stock split.

(c)	These financials have been audited by the Predecessor Fund’s independent registered public accounting firm.

(d)	Based on average shares outstanding during the period.

(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

50 | June 30, 2023

Sprott Junior Uranium Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Period Presented	For the Period February 1, 2023 to June 30, 2023 (Unaudited)(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.26

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (b)	(0.05)
Net realized and unrealized gain/(loss)	(3.13)
Total from investment operations	(3.18)

Net increase/(decrease) in net asset value	(3.18)
NET ASSET VALUE, END OF PERIOD	$17.08
TOTAL RETURN(c)	(15.70)%

Net assets, end of period (000s)	$35,522

Ratio of expenses to average net assets	0.80	%(d)
Ratio of net investment income/(loss) to average net assets	(0.76	)%(d)
Portfolio turnover rate(e)	11%

(a)	The Sprott Junior Uranium Miners ETF commenced operations on February 1, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

51 | June 30, 2023

Sprott Junior Copper Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Period Presented	For the Period February 1, 2023 to June 30, 2023 (Unaudited)(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.33

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (b)	0.08
Net realized and unrealized gain/(loss)	(1.18)
Total from investment operations	(1.10)

Net increase/(decrease) in net asset value	(1.10)
NET ASSET VALUE, END OF PERIOD	$19.23
TOTAL RETURN(c)	(5.41)%

Net assets, end of period (000s)	$2,693

Ratio of expenses to average net assets	0.75	%(d)
Ratio of net investment income/(loss) to average net assets	1.05	%(d)
Portfolio turnover rate(e)	22%

(a)	The Sprott Junior Copper Miners ETF commenced operations on February 1, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

52 | June 30, 2023

Sprott Nickel Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Period Presented	For the Period March 21, 2023 to June 30, 2023 (Unaudited)(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.69

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (b)	0.15
Net realized and unrealized gain/(loss)	0.64
Total from investment operations	0.79

Net increase/(decrease) in net asset value	0.79
NET ASSET VALUE, END OF PERIOD	$21.48
TOTAL RETURN(c)	3.82%

Net assets, end of period (000s)	$1,718

Ratio of expenses to average net assets	0.75	%(d)
Ratio of net investment income to average net assets	2.53	%(d)
Portfolio turnover rate(e)	17%

(a)	The Sprott Nickel Miners ETF commenced operations on March 21, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

53 | June 30, 2023

Sprott ETFs

Notes to Financial Statements	June 30, 2023 (Unaudited)

1. ORGANIZATION

The Sprott Funds Trust (the “Trust”) was organized as a Delaware statutory trust on January 3, 2018. As of June 30, 2023, the Trust consisted of nine separate portfolios that each represents a separate series of the Trust the financial statements of eight of which are presented in this report. The Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF were reorganized effective as of the close of business on July 19, 2019, from each Fund’s respective predecessor fund. Each predecessor fund was a separate series of ALPS ETF Trust. The Sprott Uranium Miners ETF, previously part of another investment company, North Shore Global Uranium Mining ETF, reorganized effective after the close of business on April 22, 2022. The Sprott Energy Transition Materials ETF, Sprott Lithium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Junior Copper Miners ETF, and Sprott Nickel Miners ETF were added to the Trust during the 6 months ended June 30, 2023. This report pertains to the above listed funds (each a “Fund” and collectively, the “Funds”). The Funds are non-diversified, open-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Board authorized a two-for-one forward share split of Sprott Uranium Miners ETF that was effective prior to the market open on December 21, 2022. The impact of the forward share split was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share outstanding by a factor of one-half, resulting in no effect to the net assets of the Fund. The financial statements of the Fund have been adjusted to reflect the forward share split.

During the reporting period, Sprott Asset Management LP was the investment adviser (the “Adviser”) to each Fund. See Note 11 – Subsequent Events.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation and Methodologies

Each Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of a Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Securities for which no sales are reported are valued at the most recent bid quotation. Investments in open-end mutual funds such as money market funds are valued at the closing NAV.

The Funds’ investments generally are valued at market value. In the absence of market value, if events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of a Fund’s investment, in the event that it is determined that valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued in accordance with the Adviser’s policies and procedures as reflecting fair value (“Fair Value Policies and Procedures”). U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Adviser of the Funds as the valuation designee for the Funds. The Adviser has formed a committee (the “Valuation Committee”) that has developed pricing policies and procedures and to oversee the pricing function for all financial instruments.

54 | June 30, 2023

Sprott ETFs

Notes to Financial Statements	June 30, 2023 (Unaudited)

The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for fair valued investments, the Valuation Committee seeks to determine the price that a Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

B. Fair Value Hiearchy

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to valuation procedures approved by the Board and are categorized in Level 2 or Level 3, when appropriate.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

55 | June 30, 2023

Sprott ETFs

Notes to Financial Statements	June 30, 2023 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments at June 30, 2023:

Sprott Gold Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$247,204,244	$—	$—	$247,204,244
Short Term Investments	13,833,537	—	—	13,833,537
Total	$261,037,781	$—	$—	$261,037,781

Sprott Junior Gold Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$93,673,407	$884,031	$—	$94,557,438
Rights*	—	—	—	—
Short Term Investments	6,477,090	—	—	6,477,090
Total	$100,150,497	$884,031	$—	$101,034,528

Sprott Energy Transition Materials ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,566,270	$13,120	$—	$7,579,390
Exchange Traded Fund*	22,943	—	—	22,943
Short Term Investments	360,042	—	—	360,042
Total	$7,949,255	$13,120	$—	$7,962,375

Sprott Lithium Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,893,933	$21,145	$—	$3,915,078
Short Term Investments	197,054	—	—	197,054
Total	$4,090,987	$21,145	$—	$4,112,132

Sprott Uranium Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$798,200,955	$—	$—	$798,200,955
Closed End Fund*	114,298,753	—	—	114,298,753
Short Term Investments	55,088,203	—	—	55,088,203
Total	$967,587,911	$—	$—	$967,587,911

Sprott Junior Uranium Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$35,551,351	$—	$—	$35,551,351
Short Term Investments	1,543,446	—	—	1,543,446
Total	$37,094,797	$—	$—	$37,094,797

Sprott Junior Copper Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,585,315	$14,500	$—	$2,599,815
Exchange Traded Fund*	94,523	—	—	94,523
Short Term Investments	357,435	—	—	357,435
Total	$3,037,273	$14,500	$—	$3,051,773

Sprott Nickel Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,712,181	$—	$—	$1,712,181
Total	$1,712,181	$—	$—	$1,712,181

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

56 | June 30, 2023

Sprott ETFs

Notes to Financial Statements	June 30, 2023 (Unaudited)

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded with a specific identification cost method. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

D. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

E. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments in the Statement of Operations, when applicable.

3. PRINCIPAL RISKS

A. Commodity Risk

Each Fund invests in companies primarily engaged in the mining or processing of a commodity, the stock price of which may be subject to the risks associated with that commodity. A particular commodity is subject to the special risks including: (1) the price of the commodity may be subject to wide fluctuation; (2) the market for the commodity is relatively limited; (3) the sources of the commodity are concentrated in countries that have the potential for instability; and (4) the market for the commodity is unregulated. The price of the commodity can be significantly affected by central bank operations, events relating to international political developments, the success of exploration projects, adverse environmental developments and tax and government regulations.

B. Currency Risk

Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

C. Equity Securities Risk

The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. A stock or stocks selected for the Fund’s portfolio may fail to perform as expected. A value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur.

D. Foreign Securities Risk

A foreign government may expropriate a Fund’s assets. Political, social or economic instability in a foreign country in which the Fund invests may cause the value of the Fund’s investments to decline. These risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

E. Industry Concentration Risk

If a Fund’s assets are concentrated in an industry or group of industries, a Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

F. Liquidity Risk

Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

57 | June 30, 2023

Sprott ETFs

Notes to Financial Statements	June 30, 2023 (Unaudited)

G. Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide.

H. Restricted Securities Risk

A Fund may invest in restricted securities. Restricted securities have contractual or legal restrictions on their resale. They may include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss.

I. Securities Lending Risk

Although a Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

J. Small- and Mid-Capitalization Company Risk

Smaller and mid-size companies often have a more limited track record, narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

K. Tax Risk

A Fund is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code, as amended (the “Code”) if it derives more than 10% its gross income from investment in gold bullion or other precious metals. Failure to qualify as a regulated investment company would result in consequences to a Fund and its shareholders. In order to ensure that it qualifies as a regulated investment company, the Fund may be required to make investment decisions that are less than optimal or forego the opportunity to realize gains.

L. Valuation Risk

The risk that a Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

M. Investments in Exchange Traded Funds (ETFs)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

58 | June 30, 2023

Sprott ETFs

Notes to Financial Statements	June 30, 2023 (Unaudited)

4. TAXES

A. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2023.

For the period ended December 31, 2022*, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences resulting primarily from in-kind transactions:

Fund	Paid-in Capital	Total Distributable Earnings
Sprott Gold Miners ETF	$2,161,187	$(2,161,187)
Sprott Junior Gold Miners ETF	(29,644)	29,644
Sprott Uranium Miners ETF	(28,752,650)	28,752,650

*	Represents the four months ended December 31, 2022 for Sprott Uranium Miners ETF and twelve months ended December 31, 2022 for Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF.

The tax character of the distributions paid during the fiscal years ended December 31, 2022 was as follows:

Ordinary Income
December 31, 2022
Sprott Gold Miners ETF	$3,155,580
Sprott Junior Gold Miners ETF	2,518,228

The tax character of the distributions paid during the four months ended December 31, 2022** and fiscal year ended August 31, 2022 were as follows:

Ordinary Income
December 31, 2022
Sprott Uranium Miners ETF	$—

Ordinary Income
August 31, 2022
Sprott Uranium Miners ETF	$46,290,058

**	Effective September 6, 2022, the Board approved changing the tax year-end of the Sprott Uranium Miners ETF from August 31 to December 31.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2022, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Sprott Gold Miners ETF	$70,180,704	$19,596,002
Sprott Junior Gold Miners ETF	34,386,131	28,304,238
Sprott Uranium Miners ETF	17,839,079	9,149,319

As of December 31, 2022, the components of distributable earnings on a tax basis for the Fund were as follows:

	Undistributed net investment income	Accumulated net realized loss on investments	Net unrealized appreciation/(depreciation) on investments	Total
Sprott Gold Miners ETF	$81,005	$(89,776,706)	$8,399,690	$(81,296,011)
Sprott Junior Gold Miners ETF	1,879,876	(62,690,369)	(10,938,985)	(71,749,478)
Sprott Uranium Miners ETF	—	(27,148,450)	(199,305,218)	(226,453,668)

59 | June 30, 2023

Sprott ETFs

Notes to Financial Statements	June 30, 2023 (Unaudited)

As of December 31, 2022, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF	Sprott Uranium Miners ETF
Gross appreciation (excess of value over tax cost)	$22,495,740	$6,031,076	$(16,579,791)
Gross depreciation (excess of tax cost over value)	(14,094,927)	(16,970,008)	(182,725,427)
Net depreciation of foreign currency	(1,123)	(53)	—
Net unrealized appreciation (depreciation)	8,399,690	(10,938,985)	(199,305,218)
Cost of investments for income tax purposes	$246,048,399	$118,498,202	$1,068,038,045

The differences between book-basis and tax-basis are primarily due to Passive Foreign Investment Company adjustments and the deferral of losses from wash sales.

Sprott Uranium Miners ETF included in the amounts reclassified a net operating loss offset to paid-in capital of $30,784,020. There was no reclassification between net operating loss and paid-in capital for Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF.

Sprott Uranium Miners ETF elects to defer to the period ended December 31, 2023, capital losses recognized during the period from November 1 to December 31, 2022 in the amount of $160,052. Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF had no capital losses deferred for the year ended December 31, 2022.

B. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended June 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years for the Funds have incorporated no uncertain tax positions that require a provision for income taxes.

5. LENDING OF PORTFOLIO SECURITIES

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund limits such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund, the Adviser, or ALPS Advisors, Inc. (the “Sub-Adviser”) specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S. equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Income, less associated fees and expenses, earned by each Fund from securities lending activity is disclosed in the Statement of Operations.

60 | June 30, 2023

Sprott ETFs

Notes to Financial Statements	June 30, 2023 (Unaudited)

When the Fund engages in securities lending, the Fund will retain a portion of the securities lending income and remit the remaining portion to State Street as securities lending agent as compensation for its services. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. State Street bears all operational costs directly related to securities lending.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2023:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Sprott Gold Miners ETF	$15,804,791	$13,468,354	$2,838,388	$16,306,742
Sprott Junior Gold Miners ETF	9,089,886	6,353,686	3,081,090	9,434,776
Sprott Energy Transition Materials ETF	1,110,665	360,042	799,904	1,159,946
Sprott Lithium Miners ETF	823,716	192,008	659,566	851,574
Sprott Uranium Miners ETF	67,347,770	54,573,368	14,448,165	69,021,533
Sprott Junior Uranium Miners ETF	2,011,978	1,543,446	604,770	2,148,216
Sprott Junior Copper Miners ETF	302,855	357,435	5,922	363,357
Sprott Nickel Miners ETF	12,800	—	13,676	13,676

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2023:

Sprott Gold Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$13,468,354	$—	$—	$—	$13,468,354
Total Borrowings					13,468,354
Gross amount of recognized liabilities for securities lending (collateral received)					13,468,354

Sprott Junior Gold Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$6,353,686	$—	$—	$—	$6,353,686
Total Borrowings					6,353,686
Gross amount of recognized liabilities for securities lending (collateral received)					6,353,686

Sprott Energy Transition Materials ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$360,042	$—	$—	$—	$360,042
Total Borrowings					360,042
Gross amount of recognized liabilities for securities lending (collateral received)					360,042

Sprott Lithium Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$192,008	$—	$—	$—	$192,008
Total Borrowings					192,008
Gross amount of recognized liabilities for securities lending (collateral received)					192,008

61 | June 30, 2023

Sprott ETFs

Notes to Financial Statements	June 30, 2023 (Unaudited)

Sprott Uranium Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$54,573,368	$—	$—	$—	$54,573,368
Total Borrowings					54,573,368
Gross amount of recognized liabilities for securities lending (collateral received)					54,573,368

Sprott Junior Uranium Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$1,543,446	$—	$—	$—	$1,543,446
Total Borrowings					1,543,446
Gross amount of recognized liabilities for securities lending (collateral received)					1,543,446

Sprott Junior Copper Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$357,435	$—	$—	$—	$357,435
Total Borrowings					357,435
Gross amount of recognized liabilities for securities lending (collateral received)					357,435

6. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

A. Advisory and Sub-Advisory Fees

The Adviser serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below.

Fund	Advisory Fee
Sprott Gold Miners ETF	0.35%
Sprott Junior Gold Miners ETF	0.35%
Sprott Energy Transition Materials ETF	0.65%
Sprott Lithium Miners ETF	0.65%
Sprott Uranium Miners ETF:
Up to $500 million	0.85%
$500 million - $1 billion	0.80%
Above $1 billlion	0.70%
Sprott Junior Uranium Miners ETF	0.80%
Sprott Junior Copper Miners ETF	0.75%
Sprott Nickel Miners ETF	0.75%

The Sub-Adviser serves as each Fund’s sub-adviser pursuant to a sub-advisory agreement with the Adviser and the Trust (the ’’Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of the relevant Fund’s average daily net assets as set out below:

Average Assets*	Sub-Advisory Fee**
Up to $250 million	0.04%
$250 million-$500 million	0.03%
Above $500 million	0.02%

*	Subject to the following annual minimums per fund sub-advised by the Sub-Adviser for Sprott: (i) first two funds: $40,000 per fund; (ii) additional funds: $30,000 per fund.

**	Annual rate stated as a percentage of the average daily net assets of the Funds.

62 | June 30, 2023

Sprott ETFs

Notes to Financial Statements	June 30, 2023 (Unaudited)

B. Fee Waiver Arrangement

For the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF, the Adviser is paid a monthly management fee at an annual rate (stated as a percentage of the average daily net assets of each Fund) of 0.35%. The Adviser has contractually agreed to waive the management fee, and/or reimburse expenses so that total annual operating expenses of these funds after fee waiver/expense reimbursements (not including distribution (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.50% of the shares average daily net assets through April 30, 2024. The Adviser will be permitted to recover expenses it has borne to the extent that the Funds expenses in later periods fall below the annual rates set forth in the expense agreement. These Funds’ fee waiver/expense reimbursement arrangements with the Adviser permit the Adviser to recapture only if any such recapture payments do not cause the Funds’ expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. The Funds will not be obligated to pay any such deferred fees and expenses more than three years after the particular date in which the fees and expenses was deferred. This expense agreement may only be terminated by the Board of Trustees of Sprott Funds Trust during the period.

For the six months ended June 30, 2023, the fees waived and recoupment of previously waived fees were as follows:

	Fees waived by Adviser	Expense Recoupment of Previously Waived Fees
Sprott Gold Miners ETF	$53,164	$60,800
Sprott Junior Gold Miners ETF	84,959	38,105

As of June 30, 2023, the balance of recoupable expenses for the Funds were as follows:

	Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026
Sprott Gold Miners ETF	$—	$—	$51,321	$53,164
Sprott Junior Gold Miners ETF	124,007	134,456	210,117	84,959

C. Unitary Fee Arrangement

Under the Investment Advisory Agreement for all of the Funds other than the Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

7.  TRUSTEES OF THE TRUST

The Board consists of five Trustees, four of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (“Independent Trustees”), and one of whom is an interested person. Each current Independent Trustee is paid an annual retainer of $65,000 for his or her services as a Board member to the Trust and another trust in the fund complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.

63 | June 30, 2023

Sprott ETFs

Notes to Financial Statements	June 30, 2023 (Unaudited)

8. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2023, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$76,516,876	$74,820,157
Sprott Junior Gold Miners ETF	44,291,476	44,426,372
Sprott Energy Transition Materials ETF*	1,346,120	1,031,027
Sprott Lithium Miners ETF*	1,450,901	1,111,762
Sprott Uranium Miners ETF	45,296,527	49,784,440
Sprott Junior Uranium Miners ETF*	2,887,037	2,378,164
Sprott Junior Copper Miners ETF*	1,058,245	499,696
Sprott Nickel Miners ETF*	335,430	274,535

For the six months ended June 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$22,075,912	$19,454,844
Sprott Junior Gold Miners ETF	1,673,821	6,802,401
Sprott Energy Transition Materials ETF*	8,879,115	1,326,687
Sprott Lithium Miners ETF*	5,893,741	2,622,971
Sprott Uranium Miners ETF	83,049,662	40,192,633
Sprott Junior Uranium Miners ETF*	34,503,869	—
Sprott Junior Copper Miners ETF*	2,274,493	—
Sprott Nickel Miners ETF*	1,590,515	—

For the six months ended June 30, 2023, the net realized gains/(losses) on in-kind transactions were as follow:

Fund	Net Realized Gain/(Loss)
Sprott Gold Miners ETF	$5,865,598
Sprott Junior Gold Miners ETF	1,838,343
Sprott Energy Transition Materials ETF*	61,490
Sprott Lithium Miners ETF*	520,868
Sprott Uranium Miners ETF	4,586,033
Sprott Junior Uranium Miners ETF*	—
Sprott Junior Copper Miners ETF*	—
Sprott Nickel Miners ETF*	—

*	Represents the activities since inception through June 30, 2023.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

9.  CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 10,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted for the equivalent value of certain securities, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

10. RELATED PARTY TRANSACTIONS

Each Fund may engage in cross trades with other funds in the Trust pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board has adopted procedures that apply to transactions between the funds of the Trust pursuant to Rule 17a-7. It has been reported to the Board that these transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

64 | June 30, 2023

Sprott ETFs

Notes to Financial Statements	June 30, 2023 (Unaudited)

Transactions related to cross trades during the period ended June 30, 2023 were as follows:

Fund	Purchase Cost Paid	Sale Proceeds Received	Realized Gain/(Loss) on Sales
Sprott Gold Miners ETF	$1,862,969	$514,182	$116,440
Sprott Junior Gold Miners ETF	514,183	1,862,969	(103,369)
Sprott Energy Transition Materials ETF*	120,404	110,618	916
Sprott Lithium Miners ETF*	152,882	1,995	869
Sprott Uranium Miners ETF	354,502	─	─
Sprott Junior Uranium Miners ETF*	14,693	470,081	4,465
Sprott Junior Copper Miners ETF*	1,442	─	─
Sprott Nickel Miners ETF*	2,130	63,361	11,865

*	Represents the Purchases and Sales since inception through June 30, 2023.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events that occurred between June 30, 2023 and the date the financial statements were issued.

Effective July 1, 2023, Sprott Asset Management USA Inc. replaced Sprott Asset Management LP as investment adviser to each Fund. Both companies are subsidiaries of Sprott Inc.

65 | June 30, 2023

Sprott ETFs

Additional Information	June 30, 2023 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period and a description of the Funds’ proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 888.622.1813.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC as an exhibit to its report on Form N-PORT. Form N-PORT reports for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-PORT reports will be available without charge, upon request, by calling (toll-free) 888.622.1813.

TAX INFORMATION

Pursuant to Section 853(c) of the Internal Revenue Code, the Funds designated the following for the calendar year ended December 31, 2022:

	Foreign Taxes Paid	Foreign Source Income
Sprott Gold Miners ETF	$548,410	$3,807,203
Sprott Junior Gold Miners ETF	$93,792	$1,219,284
Sprott Uranium Miners ETF	$—	$—

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2022:

	QDI	DRD
Sprott Gold Miners ETF	89.35%	37.92%
Sprott Junior Gold Miners ETF	32.52%	0.00%
Sprott Uranium Miners ETF	0.00%	0.00%

In early 2023, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2022 via Form 1099. The Funds will notify shareholders in early 2024 of amounts paid to them by the Funds, if any, during the calendar year 2023.

LICENSING AGREEMENTS

The Adviser has entered into licensing agreements on behalf of: (i) the Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF with Solactive AG, (ii) the Sprott Uranium Miners ETF with North Shore Indices Inc.; and (iii) the Sprott Energy Transition Materials ETF, Sprott Lithium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Junior Copper Miners ETF and Sprott Nickel Miners ETF with Nasdaq, Inc. (Solactive AG, North Shore Indices Inc. and Nasdaq, Inc. are each a “Licensor” and, collectively, the “Licensors”). Each of the Funds’ underlying index name trademark is owned by the applicable Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its underlying index pursuant to the Trust’s sub-licensing agreement with the Adviser.

The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and each Licensor makes no representation regarding the advisability of investing in any of the Funds.

66 | June 30, 2023

Sprott ETFs

Trustees & Officers	June 30, 2023 (Unaudited)

INDEPENDENT TRUSTEES

Name, Address[1] and Birth Year	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held By Trustee
Leslie Barrett, 1965	Trustee	Since April, 2022	Senior Software Engineer at Bloomberg LP specializing in Natural Language Processing and Machine Learning since 2012.	10	None
Michael W. Clark, 1959	Trustee	Since September, 2018	Private Investor since 2023; Partner Hourglass Vineyards since 2004; President, Chief Operating Officer, Chief Risk Officer, Head of Executive Committee, and member of Board of Directors of Chilton Investment Company from 2005 to December 2022.	10	None
Peyton T. Muldoon, 1969	Trustee	Since September, 2018	Licensed salesperson, Sotheby’s International Realty, a global real estate brokerage firm since 2011.	10	None
James R. Pierce, Jr., 1956	Trustee	Since September, 2018	Retired Since December 2022; Former Chairman of Marsh JLT Specialty Insurance Services, from September 2014 to December 2022.	10	None

1.	The address for each Trustee is 320 Post Road, Suite 230, Darien, CT 06820.

2.	Each Trustee serves until resignation, death, retirement or removal.

67 | June 30, 2023

Sprott ETFs

Trustees & Officers	June 30, 2023 (Unaudited)

INTERESTED TRUSTEE AND OFFICERS

Name, Address[1] and Birth Year	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held By Trustee
John Ciampaglia, 1970	Trustee	Since September, 2018	Senior Managing Partner of Sprott Inc. and Chief Executive Officer of Sprott Asset Management, LP. (Since 2010)	9	None
Thomas W. Ulrich, 1963	President, Secretary, Chief Compliance Officer	Since September, 2018	Managing Partner, Sprott Inc. group of companies since January 2018, Chief Compliance Officer of Sprott Asset Management USA Inc. (since October, 2012); Chief Compliance Officer of Sprott Global Resource Investments Ltd. (October 2012 to December 2022).	N/A	N/A
Varinder Bhathal, 1971	Treasurer and Chief Financial Officer	Since September, 2018	Chief Financial Officer of Sprott Asset Management LP (since December 2018); Managing Partner, Corporate Finance and Investment Operations of Sprott Inc. (since October 2017); Vice President, Finance of Sprott Inc. (December 2015 to October 2017).	N/A	N/A

1.	The address for each Trustee and officer is 320 Post Road, Suite 230, Darien, CT 06820.

2.	Each Trustee serves until resignation, death, retirement or removal.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge at www.sprottetfs.com, or upon request by calling the Fund toll free at 1-888-622-1813.

68 | June 30, 2023

Sprott ETFs

Board Review and Approval of Investment	June 30, 2023 (Unaudited)
Advisory and Sub-Advisory Agreements

Board Approval of Investment Advisory and Sub-Advisory Agreements for Sprott Funds Trust (Sprott ETFs)

The Board of Trustees (the “Board”) of Sprott Funds Trust (the “Trust”) on behalf of its series, Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, Sprott Uranium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Lithium Miners ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF, and Sprott Energy Transition Materials ETF (each a “Fund” and, collectively, the “Funds”) met in person at a regularly scheduled meeting on June 9, 2023, in Watch Hill, Rhode Island, for purposes of, among other things, considering whether it would be in the best interests of each Fund and its shareholders for the Board to approve the Amended and Restated Investment Advisory Agreement by and between the Funds and Sprott Asset Management USA, Inc. (“SAM USA” or the “Adviser”) (the “Advisory Agreement”), and the Amended Sub-Advisory Agreement by and among the Funds, SAM USA, Inc. and ALPS Advisors, Inc. (“ALPS” or the “Sub-Adviser”) (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”). SAM USA together with ALPS are collectively referred to as the “Advisers.”

In connection with the Board’s review of the Agreements, the Trustees who are not “interested persons” of the Funds within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Independent Trustees”) requested, and the Advisers provided the Board with, information about a variety of matters, including, without limitation, the following information:

●	Nature, extent and quality of services to be provided by the Advisers, including background information on the qualifications and experience of key professional of the Advisers’ personnel that provide services to the Funds;

●	Investment performance of the Funds, including the extent to which the Funds tracked their respective benchmark indexes;

●	Fees charged to and expenses of the Funds, including comparative fee and expense information for registered investment companies similar to the Funds;

●	Costs of the services provided, and profits realized by the Advisers; and

●	Economies of scale.

At the June 9, 2023 meeting, the Board, including the Independent Trustees determined that the continuation of the Agreements was in the best interests of each Fund in light of the services, personnel, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment and approved them.

To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the fiduciary duty of investment advisers with respect to advisory agreements and the receipt of investment advisory compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of each of the Agreements, the Independent Trustees received materials in advance of the Board meeting from the Advisers. The Board applied its business judgment to determine whether the arrangements by and among each Fund, SAM USA and ALPS are reasonable business arrangements from each Fund’s perspective as well as from the perspective of its respective shareholders.

Nature, Extent and Quality of Services Provided

Sprott Asset Management USA, Inc.

The Board reviewed material provided by the Adviser related to the proposed approval of the Advisory Agreement at its meeting on June 9, 2023. The Board noted that the Adviser manages approximately $2.0 billion in assets of December 31, 2023, and provides investment management services on a discretionary basis to its clients, which include individuals and institutions with separately managed accounts. The Board further noted that the Adviser and the predecessor investment adviser of the Fund were each wholly-owned subsidiaries of Sprott, Inc. and both entities shared personnel and resources as they were part of the same organization. The Board reviewed the credentials of the key investment personnel that would be responsible for servicing the Fund, noting that each had considerable experience in the asset management industry. The Board also noted the fact that the change from one adviser to an affiliated adviser would not affect the back office, outsourced vendors, or management of the Funds, or the oversight of the Sub-Adviser. The Board agreed that the Adviser’s services and ability to manage the Trust and each Fund had not materially changed with this internal corporate change. The Board discussed the responsibilities of the Adviser with respect to the Funds, including compliance, analysis and certain administrative services. The Board reviewed the Adviser’s research capabilities and the quality of its compliance infrastructure. The Board discussed the Adviser’s oversight of the Sub-Adviser, which included oversight of the Sub-Adviser’s adherence to each Fund’s investment strategies and restrictions, trading, and compliance monitoring. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Funds would be satisfactory.

ALPS Advisors, Inc.

The Board reviewed materials provided by the Sub-Adviser, which included a description of any material changes to its business operations since the Board last reviewed the Sub-Advisory Agreement. The Board reviewed the background information of key investment personnel responsible for the servicing the Funds, considering their education and financial industry experience. The Board discussed the responsibilities of the Sub-Adviser with respect to the Funds noting that the Sub-Adviser was responsible for monitoring and taking action on any events which would require trading in order to keep each Fund in line with its respective benchmark index and/or model portfolios. The Board further noted the Sub-Adviser reported no material compliance or litigation issues since the sub-advisory agreement was last renewed. The Board also noted the fact that the change of Funds’ investment adviser to an affiliated adviser had not material impact on the advisory services provided by the Sub-Adviser to the Funds. The Board concluded that the Sub-Adviser continued providing a high level of quality service to the Fund and its shareholders.

69 | June 30, 2023

Sprott ETFs

Board Review and Approval of Investment	June 30, 2023 (Unaudited)
Advisory and Sub-Advisory Agreements

Investment Performance

Sprott Gold Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its respective benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its respective index.

Sprott Junior Gold Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its respective benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its respective index.

Sprott Uranium Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its respective benchmark index, but that the performance of each Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Funds, cash holdings and currency conversions, and concluded that the tracking error for each Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its respective index.

Sprott Junior Uranium Miners ETF/Sprott Lithium Miners ETF/Sprott Junior Copper Miners ETF/Sprott Nickel Miners ETF and Sprott Energy Transition Materials ETF

The Board noted the Funds have not been in existence long enough to have a meaningful performance track record, including the evaluation of the correlation and tracking error between each Fund and its benchmark index.

Fees and Expenses

Sprott Gold Miners ETF

The Board noted the advisory fee for the Fund was 0.35% and is below the averages and medians of its peer group and Morningstar category. The Board further noted that the Fund’s net expense ratio of 0.50% was also slightly below the peer group and Morningstar category average and median. The Board noted, with respect to the advisory fee, that the peers presented in the Broadridge report, unlike the Fund paid unitary fees and thus a portion of the advisory fee was used to pay non-adviser service provider expenses. The Board discussed the expertise required to manage a gold miners fund and the sophistication of the index that the Fund would track. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not Sprott Gold Miners ETF. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services provided to the Sprott Gold Miners ETF, and concluded that the advisory fee and net expense ratio of the Fund were not unreasonable.

Sprott Junior Gold Miners ETF

The Board noted that the Adviser charged a 0.35% advisory fee for the Fund and had a net expense ratio of 0.50%. The Board considered that the management fee and net expense ratio were both below the peer group and Morningstar category average and median. With respect to the advisory fee, the Board noted that the peer funds unlike the Fund paid unitary fees and thus a portion of the advisory fee was used to pay non-adviser service provider expenses. The Board discussed the expertise required to manage a gold miners fund and the sophistication of the index that the Fund would track. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund.

70 | June 30, 2023

Sprott ETFs

Board Review and Approval of Investment	June 30, 2023 (Unaudited)
Advisory and Sub-Advisory Agreements

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not Sprott Junior Gold Miners ETF. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services provided to the Sprott Junior Gold Miners ETF, and concluded that the fees and expenses of the Fund were reasonable.

Sprott Uranium Miners ETF

The Board noted that the Fund’s advisory fee of 0.83% and net expense ratio of 0.83% is at the category high for both its peer group and Morningstar category. The Board discussed the expertise required to manage a uranium miners fund and the sophistication of the index that the Fund would track. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not Sprott Uranium Miners ETF. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services provided to the Sprott Uranium Miners ETF, and concluded that the fees and expenses of the Fund were reasonable.

Sprott Energy Transition Materials ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.65% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of peers in both categories. The Board discussed the expertise required to manage an energy transition materials fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund, and concluded that the fees and expenses of the Fund were reasonable.

Sprott Junior Copper Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.75% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of peers in both categories. The Board discussed the expertise required to manage a copper fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

71 | June 30, 2023

Sprott ETFs

Board Review and Approval of Investment	June 30, 2023 (Unaudited)
Advisory and Sub-Advisory Agreements

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund, and concluded that the fees and expenses of the Fund were reasonable.

Sprott Nickel Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.75% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of peers in both categories. The Board discussed the expertise required to manage a nickel fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund, and concluded that the fees and expenses of the Fund were reasonable.

Sprott Lithium Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.65% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of peers in both categories. The Board discussed the expertise required to manage a lithium fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund, and concluded that the fees and expenses of the Fund were reasonable.

72 | June 30, 2023

Sprott ETFs

Board Review and Approval of Investment	June 30, 2023 (Unaudited)
Advisory and Sub-Advisory Agreements

Sprott Junior Uranium Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.80% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of peers in both categories. The Board discussed the expertise required to manage a uranium fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund, and concluded that the fees and expenses of the Fund were reasonable.

Profitability

Sprott Asset Management USA, Inc.

The Board reviewed the pro forma profitability analysis provided by the Adviser and noted that the predecessor affiliated adviser did not earn a profit on Sprott Junior Copper Miners ETF, Sprott Lithium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Nickel Miners ETF, and Sprott Energy Transition Materials ETF, given their small asset size since they were recently launched. The Board noted that the predecessor affiliated adviser earned a profit on Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, and Sprott Uranium Miners ETF with respect to its management of the Funds. The Board discussed the Adviser’s contractual fee waiver arrangement with respect Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF (“Gold Funds”), which effectively results in the Gold Funds only being charged for their respective investment advisory fees. The Board after reviewing pro forma profitability information about the Adviser, noting the similar cost structure to its affiliated predecessor adviser, and concluded that the advisory fee paid by each Fund to the Adviser was not unreasonable.

ALPS Advisors, Inc.

The Board reviewed the profitability analysis provided by the Sub-Adviser with respect to its management of the Funds. The Board noted that the Sub-Adviser earned a modest profit from the management of the Sprott ETFs in aggregate. The Board concluded that excessive profitability was not an issue at this time.

Economies of Scale

The Board considered the existence of any economies of scale in the provisions of the services by the Advisers and whether those economies were shared with the Funds through breakpoints in its management fees or other means, such as expense caps or fee waivers. The Board also considered the extent to which each Fund benefits from such economies of scale and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. The Board concluded that the current fee structure for each Fund was reasonable and that no changes were necessary.

Conclusion

Having requested and received such information from the adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

73 | June 30, 2023

Sprott ETFs

Board Review and Approval of Investment	June 30, 2023 (Unaudited)
Advisory and Sub-Advisory Agreements

Board Approval of Investment Advisory and Sub-Advisory Agreements for Sprott Funds Trust (Sprott Energy Transition Materials ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF, Sprott Lithium ETF and Sprott Junior Uranium Miners ETF)

The Board of Trustees (the “Board”) of Sprott Funds Trust (the “Trust”) on behalf of its series Sprott Energy Transition Materials ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF, Sprott Lithium Miners ETF and Sprott Junior Uranium Miners ETF (each a “Fund” and, collectively, the “Funds”) met in person on December 5, 2022, for purposes of, among other things, considering whether it would be in the best interests of the Funds and their respective shareholders for the Board to approve an Investment Advisory Agreement by and between the Trust, on behalf of the Funds, and Sprott Asset Management L.P. (“SAM” or the “Adviser”) (the “Advisory Agreement”), and an Investment Sub-Advisory Agreement by and among SAM and ALPS Advisors, Inc. (“ALPS” or the “Sub-Adviser”), with respect to the Funds (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”). SAM together with ALPS are collectively referred to as the “Advisers.”

In connection with the Board’s review of the Agreements, the Trustees who are not “interested persons” of the Funds within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Independent Trustees”) requested, and the Advisers provided the Board with information about a variety of matters, including, without limitation, the following information:

●	Nature, extent and quality of services to be provided by the Advisers, including background information on the qualifications and experience of key professional of the Advisers’ personnel that provide services to the Funds;

●	Fees charged to and expenses of each Fund, including comparative fee and expense information for registered investment companies similar to the Fund;

●	Costs of the services provided, and profits realized by the Advisers; and

●	Economies of scale.

At the December 5, 2022 meeting, the Board, including the Independent Trustees, determined that the continuation of the Agreements was in the best interests of the Funds in light of the services, personnel, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment and approved them.

To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the fiduciary duty of investment advisers with respect to advisory agreements and the receipt of investment advisory compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of each of the Agreements, the Independent Trustees received materials in advance of the Board meeting from the Advisers including a report prepared by an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board applied its business judgment to determine whether the arrangements by and among the Funds, SAM and ALPS are reasonable business arrangements from each Fund’s perspective as well as from the perspective of its shareholders.

Nature, Extent and Quality of Services Provided

Sprott Asset Management L.P.

The Board acknowledged that the Adviser served as investment adviser to all other series in the Trust, including three passively managed exchange traded funds. The Board reviewed materials provided by the Adviser, which included a description of the Adviser’s business operations and its personnel. The Board discussed the extensive responsibilities of the Adviser with respect to the Funds, including compliance, index tracking oversight, financial reporting, operations, risk and performance monitoring and sales and marketing support. The Board reviewed the Adviser’s research capabilities and the quality of its compliance infrastructure. The Board commented favorably on the experience and credentials of the personnel at the Adviser who will service the Funds. The Board acknowledged the Adviser’s experience and expertise in energy transition materials and metals mining markets. The Board discussed the Adviser’s oversight of the Sub-Adviser, which included oversight of the Sub-Adviser’s adherence to each Fund’s investment strategies and restrictions, trading, and compliance monitoring. Additionally, the Board received satisfactory responses from the representatives of the Adviser with respect to whether the Adviser was involved in any additional lawsuits or regulatory actions. The Board reviewed the description provided on the practices for monitoring compliance with the Trust’s investment limitations. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Funds would be satisfactory.

ALPS Advisors, Inc.

The Board acknowledged that the Sub-Adviser served as the investment sub-adviser to all other series in the Trust which were exchange traded funds. The Board reviewed materials provided by the Sub-Adviser, which included a description of its business operations and personnel. The Board discussed the responsibilities of the Sub-Adviser with respect to the Funds noting that the Sub-Adviser was responsible for monitoring and taking action on any events which would require trading in order to keep each Fund in line with its benchmark index. The Board considered the experience of the portfolio management and research personnel of the Sub-Adviser, including their experience in the investment field, education and industry credentials. The Board commented that the portfolio managers for the Funds were already managing the other exchange traded funds in the Trust. The Board reviewed the research and monitoring services provided by the Sub-Adviser, noting that the Sub-Adviser would perform daily monitoring of each Fund’s index tracking and compliance with investment limitations. The Board received satisfactory responses from the Sub-Adviser with respect to a series of questions, including: whether the Sub-Adviser was involved in any new lawsuits or regulatory actions. The Board discussed the Sub-Adviser’s compliance structure and broker-dealer selection process and reviewed the compliance materials provided by the Sub-Adviser. After further discussion the Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to perform its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to the Funds would be satisfactory.

74 | June 30, 2023

Sprott ETFs

Board Review and Approval of Investment	June 30, 2023 (Unaudited)
Advisory and Sub-Advisory Agreements

Investment Performance

The Board noted that each Fund had not yet commenced operations and thus did not have any performance information to review. The Board discussed the Advisory and Sub-Advisory personnel that would manage the Funds and agreed that the Adviser and Sub-Adviser had the potential to manage the Fund to perform in line with its index.

Fees and Expenses

The Board discussed the proposed investment unitary fee for each Fund.

Sprott Energy Transition Materials ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.65% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of peers in both categories. The Board discussed the expertise required to manage an energy transition materials fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund, and concluded that the fees and expenses of the Fund were reasonable.

Sprott Junior Copper Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.75% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of peers in both categories. The Board discussed the expertise required to manage a copper fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

75 | June 30, 2023

Sprott ETFs

Board Review and Approval of Investment	June 30, 2023 (Unaudited)
Advisory and Sub-Advisory Agreements

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund, and concluded that the fees and expenses of the Fund were reasonable.

Sprott Nickel Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.75% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of peers in both categories. The Board discussed the expertise required to manage a nickel fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund, and concluded that the fees and expenses of the Fund were reasonable.

Sprott Lithium Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.65% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of peers in both categories. The Board discussed the expertise required to manage a lithium fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund, and concluded that the fees and expenses of the Fund were reasonable.

Sprott Junior Uranium Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.80% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of peers in both categories. The Board discussed the expertise required to manage a uranium fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

76 | June 30, 2023

Sprott ETFs

Board Review and Approval of Investment	June 30, 2023 (Unaudited)
Advisory and Sub-Advisory Agreements

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Fund, and concluded that the fees and expenses of the Fund were reasonable.

Profitability

Sprott Asset Management L.P.

The Board reviewed the profitability analysis provided by the Adviser with respect to its proposed management of the Funds. The Board noted that the Adviser is not expected to earn a profit from managing any Fund during its initial phase of operations. The Board discussed the unitary fee arrangement for each Fund, which required the Adviser to pay most of the operating expenses of the Fund including fees charged by the Fund’s service providers. The Board discussed the expertise required to manage the Funds and determined that the anticipated profitability for the Adviser did not appear unreasonable.

ALPS Advisors, Inc.

The Board reviewed the pro-forma profitability analysis provided by the Sub-Adviser with respect to its management of the Funds. The Board noted that the Sub-Adviser expected to earn a profit from the management of all exchanged traded funds in the Trust in the aggregate. The Board concluded that excessive profitability was not an issue at this time.

Economies of Scale

The Board considered the existence of any economies of scale in the provisions of the services by the Advisers and whether those economies were shared with the Funds through breakpoints in its management fees or other means, such as expense caps or fee waivers. The Board also considered the extent to which each Fund benefits from such economies of scale and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. The Board concluded that the current fee structure for each Fund was reasonable and that no changes were necessary.

Conclusion

It was noted that no single factor was cited as determinative to the decision of the Trustees. Rather, after weighing all of the considerations and conclusions discussed above, the entire Board, including all of the Independent Trustees, approved the Advisory Agreement and the Sub-Advisory Agreement, concluding that approval of the Agreements was in the best interest of the shareholders of each Fund and that the investment advisory fee rate was reasonable in relation to the services provided.

77 | June 30, 2023

This material must be preceded or accompanied by the Prospectus.

www.sprott.com

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	See Schedule of Investments in Item 1.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board implemented after the Registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

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(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13. Exhibits.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable to this filing.

(a)(4)	Change in Registrant’s independent public accountant – Not Applicable to this filing.

(b)	Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPROTT FUNDS TRUST

By:	/s/ Thomas W. Ulrich
Thomas W. Ulrich, President

Date: September 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas W. Ulrich
Thomas W. Ulrich, President

Date: September 7, 2023

By:	/s/ Varinder Bhathal
Varinder Bhathal, Treasurer

Date: September 7, 2023

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